OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 23.9%
Aerospace & Defense 0.4%
Lockheed Martin Corp.
09/15/21	3.350%	$2,459,000	$2,532,062
Automotive 1.2%
Ford Motor Credit Co. LLC
06/15/16	3.984%	3,474,000	3,548,594
06/15/18	2.240%	2,090,000	2,087,745
Ford Motor Credit Co. LLC (a)
11/08/16	0.726%	1,785,000	1,781,196
Total			7,417,535
Banking 6.1%
Bank of America Corp.
05/02/17	5.700%	1,465,000	1,554,573
01/11/23	3.300%	955,000	941,389
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	1,759,000	1,627,075
Capital One Bank USA NA
02/15/23	3.375%	1,545,000	1,490,423
Citigroup, Inc. (a)
06/09/16	0.551%	2,671,000	2,658,398
08/14/17	0.765%	5,525,000	5,492,866
Discover Financial Services
04/27/22	5.200%	260,000	276,260
11/21/22	3.850%	1,103,000	1,081,932
Fifth Third Bancorp (a)
12/31/49	5.100%	1,042,000	963,850
HBOS PLC (b)
05/21/18	6.750%	1,395,000	1,547,222
HSBC Holdings PLC
01/14/22	4.875%	515,000	572,006
ING Bank NV (b)
03/15/16	4.000%	2,685,000	2,733,894
JPMorgan Chase & Co. (a)
12/31/49	6.100%	1,588,000	1,591,970
JPMorgan Chase Capital XXI (a)
02/02/37	1.250%	251,000	209,271
KeyCorp Capital I (a)
07/01/28	1.024%	1,805,000	1,531,994
Lloyds Bank PLC
05/14/18	1.750%	2,430,000	2,428,129
M&T Bank Corp.
12/31/49	6.875%	836,000	848,540
PNC Financial Services Group, Inc. (The) (a)
12/31/49	4.850%	1,192,000	1,132,400
Royal Bank of Scotland Group PLC
09/18/15	2.550%	1,785,000	1,788,499
05/28/24	5.125%	765,000	773,021
U.S. Bancorp
07/15/22	2.950%	2,022,000	2,000,302

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wells Fargo & Co. (a)
12/31/49	5.900%	$3,668,000	$3,688,908
Total			36,932,922
Chemicals 0.3%
LyondellBasell Industries NV
04/15/19	5.000%	1,102,000	1,195,640
02/26/55	4.625%	615,000	540,348
Total			1,735,988
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.579%	1,235,000	1,232,482
Diversified Manufacturing 0.4%
General Electric Co.
10/09/42	4.125%	901,000	885,955
03/11/44	4.500%	845,000	879,624
United Technologies Corp.
05/15/45	4.150%	425,000	405,576
Total			2,171,155
Electric 3.4%
Alabama Power Co.
04/01/25	2.800%	540,000	520,719
03/01/45	3.750%	470,000	428,991
Commonwealth Edison Co.
08/01/20	4.000%	1,235,000	1,328,955
DTE Electric Co.
10/01/20	3.450%	1,255,000	1,320,579
Duke Energy Carolinas LLC
10/01/15	5.300%	295,000	297,240
Duke Energy Ohio, Inc.
04/01/19	5.450%	1,485,000	1,662,631
09/01/23	3.800%	1,441,000	1,509,241
FPL Energy National Wind LLC (b)
03/10/24	5.608%	172,907	172,907
Georgia Power Co.
06/01/17	5.700%	990,000	1,068,944
09/01/40	4.750%	330,000	335,107
MidAmerican Energy Co.
10/15/24	3.500%	485,000	498,011
Nevada Power Co.
09/15/40	5.375%	639,000	729,146
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	815,000	822,126
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	674,000	715,177
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	960,000	923,619
04/01/45	3.750%	680,000	617,501
PPL Capital Funding, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
06/01/18	1.900%	$810,000	$808,100
06/01/23	3.400%	1,334,000	1,321,890
PacifiCorp
06/15/21	3.850%	1,025,000	1,091,662
Pacific Gas & Electric Co.
06/15/23	3.250%	1,083,000	1,081,406
03/15/45	4.300%	515,000	506,657
Public Service Electric & Gas Co.
06/01/19	1.800%	560,000	554,826
San Diego Gas & Electric Co.
04/01/42	4.300%	560,000	576,944
Southern California Edison Co.
06/01/21	3.875%	713,000	767,319
09/01/40	4.500%	160,000	167,564
02/01/45	3.600%	549,000	503,020
Total			20,330,282
Finance Companies 0.9%
General Electric Capital Corp. (a)
12/31/49	5.250%	3,220,000	3,300,500
HSBC Finance Corp.
01/15/21	6.676%	1,570,000	1,832,944
Total			5,133,444
Food and Beverage 0.4%
ConAgra Foods, Inc.
01/25/23	3.200%	1,220,000	1,157,673
08/15/39	6.625%	950,000	999,723
Kraft Heinz Foods Co. (b)
07/15/22	3.500%	65,000	65,548
07/15/45	5.200%	60,000	62,968
Total			2,285,912
Health Care 0.2%
Becton Dickinson and Co.
05/15/24	3.875%	630,000	642,231
12/15/24	3.734%	379,000	376,710
12/15/44	4.685%	265,000	263,005
Total			1,281,946
Healthcare Insurance —%
UnitedHealth Group, Inc.
07/15/45	4.750%	245,000	256,254
Independent Energy 0.2%
Canadian Natural Resources Ltd.
03/15/38	6.250%	282,000	306,472
Woodside Finance Ltd. (b)
03/05/25	3.650%	1,128,000	1,078,137
Total			1,384,609

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.9%
BP Capital Markets PLC
03/17/22	3.062%	$340,000	$339,953
05/10/23	2.750%	495,000	473,733
02/10/24	3.814%	675,000	685,245
Cenovus Energy, Inc.
08/15/22	3.000%	785,000	740,849
09/15/23	3.800%	605,000	592,426
11/15/39	6.750%	631,000	694,572
Mobil Corp.
08/15/21	8.625%	940,000	1,255,325
Shell International Finance BV
05/11/25	3.250%	365,000	360,542
Total			5,142,645
Life Insurance 0.6%
American International Group, Inc.
02/15/24	4.125%	1,085,000	1,124,054
Massachusetts Mutual Life Insurance Co. (b)
04/15/65	4.500%	405,000	368,139
MetLife Capital Trust X (b)
04/08/38	9.250%	876,000	1,226,225
MetLife, Inc.
08/01/39	10.750%	110,000	174,130
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	570,000	592,829
Total			3,485,377
Media and Entertainment 0.7%
Scripps Networks Interactive, Inc.
06/15/22	3.500%	1,185,000	1,170,476
06/15/25	3.950%	335,000	329,181
Sky PLC (b)
11/26/22	3.125%	392,000	381,263
09/16/24	3.750%	1,910,000	1,849,155
Thomson Reuters Corp.
09/29/24	3.850%	720,000	718,078
Total			4,448,153
Metals 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	300,000	279,810
Midstream 1.3%
Columbia Pipeline Group, Inc. (b)
06/01/20	3.300%	5,000	5,023
06/01/25	4.500%	1,663,000	1,654,612
06/01/45	5.800%	370,000	363,952
Kinder Morgan Energy Partners LP
10/01/21	5.000%	737,000	770,988
NiSource Finance Corp.
02/15/23	3.850%	685,000	709,962
12/15/40	6.250%	235,000	287,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Southern Natural Gas Co. LLC
03/01/32	8.000%	$754,000	$897,650
Williams Companies, Inc. (The)
01/15/23	3.700%	1,470,000	1,326,731
06/24/24	4.550%	574,000	543,277
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	830,000	812,840
Williams Partners LP
09/15/45	5.100%	455,000	392,861
Total			7,765,328
Natural Gas 0.5%
Sempra Energy
06/01/16	6.500%	1,805,000	1,884,763
10/01/22	2.875%	1,200,000	1,169,695
Total			3,054,458
Oil Field Services 0.5%
Noble Holding International Ltd.
03/16/18	4.000%	1,385,000	1,382,880
03/01/21	4.625%	777,000	727,158
03/15/22	3.950%	221,000	191,018
04/01/25	5.950%	505,000	459,318
04/01/45	6.950%	435,000	367,949
Total			3,128,323
Other Industry 1.5%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	1,935,000	1,787,369
Northwestern University
12/01/38	3.688%	1,470,000	1,455,021
President and Fellows of Harvard College
10/01/37	3.619%	315,000	306,084
10/15/40	4.875%	675,000	788,658
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,075,000	1,498,510
University of Notre Dame du Lac
02/15/45	3.438%	3,440,000	3,202,833
WW Grainger, Inc.
06/15/45	4.600%	85,000	87,352
Total			9,125,827
Pharmaceuticals 1.0%
Actavis Funding SCS
03/15/22	3.450%	1,770,000	1,741,129
Actavis Funding SCS (a)
09/01/16	1.158%	770,000	770,251
Forest Laboratories LLC (b)
02/15/21	4.875%	935,000	1,010,467
Johnson & Johnson
12/05/33	4.375%	2,547,000	2,742,936
Total			6,264,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.1%
Transatlantic Holdings, Inc.
11/30/39	8.000%	$580,000	$774,269
Railroads 0.5%
BNSF Funding Trust I (a)
12/15/55	6.613%	699,000	789,870
Burlington Northern Santa Fe LLC
03/15/23	3.000%	100,000	97,786
Canadian Pacific Railway Co.
03/15/23	4.450%	590,000	633,891
Canadian Pacific Railway Co. (c)
08/01/45	4.800%	485,000	488,417
Union Pacific Corp.
02/15/19	2.250%	990,000	1,005,771
Total			3,015,735
Restaurants 0.1%
Yum! Brands, Inc.
11/01/43	5.350%	335,000	334,736
Retailers 0.5%
CVS Health Corp.
07/20/25	3.875%	265,000	269,566
07/20/45	5.125%	535,000	566,843
CVS Pass-Through Trust (b)
08/11/36	4.163%	1,782,468	1,793,549
Wal-Mart Stores, Inc.
04/11/23	2.550%	115,000	112,225
04/22/44	4.300%	5,000	5,165
Total			2,747,348
Supranational 0.4%
European Investment Bank
05/30/17	5.125%	2,245,000	2,419,944
Technology 0.3%
Oracle Corp.
05/15/22	2.500%	1,310,000	1,273,041
05/15/45	4.125%	530,000	500,500
Total			1,773,541
Tobacco 0.2%
Imperial Tobacco Finance PLC (b)
07/20/18	2.050%	1,305,000	1,303,932
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	536,000	492,403

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
FedEx Corp.
02/01/45	4.100%	$255,000	$231,691
Total			724,094
Wirelines 0.9%
AT&T, Inc.
06/30/22	3.000%	605,000	585,429
12/15/42	4.300%	505,000	436,392
05/15/46	4.750%	470,000	433,492
Verizon Communications, Inc.
06/09/17	1.350%	5,000	4,996
11/01/21	3.000%	623,000	618,292
09/15/23	5.150%	1,584,000	1,743,380
11/01/24	3.500%	485,000	477,099
03/15/34	5.050%	767,000	773,077
09/15/43	6.550%	330,000	389,872
Total			5,462,029
Total Corporate Bonds & Notes (Cost: $143,252,519)			$143,944,923

Residential Mortgage-Backed Securities - Agency 30.1%
Federal Home Loan Mortgage Corp.
09/01/16	9.500%	52	54
03/01/21- 05/01/41	5.000%	1,531,072	1,699,590
09/01/25- 10/01/29	7.500%	38,632	45,018
11/01/25- 12/01/35	7.000%	309,577	372,518
06/01/26	8.000%	680	830
06/01/43	3.500%	2,798,490	2,911,063
Federal National Mortgage Association
10/01/15- 10/01/29	7.500%	19,754	24,257
10/01/20- 12/01/20	10.000%	43,446	46,509
08/01/29- 12/01/43	3.000%	14,504,741	14,850,104
12/01/29- 05/01/30	8.000%	112,144	131,413
06/01/32	7.000%	10,779	11,419
07/01/38	6.000%	3,429,275	3,893,352
08/01/40- 10/01/44	4.500%	12,843,820	13,964,993
09/01/40	5.000%	2,790,171	3,087,011
05/01/43- 06/01/44	3.500%	7,136,111	7,433,664
09/01/44- 06/01/45	4.000%	24,632,421	26,266,361
CMO Series 2013-121 Class KD
08/25/41	3.500%	7,937,847	8,325,309
Federal National Mortgage Association (c)
08/18/30	3.000%	5,750,000	5,966,725

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/18/30- 08/13/45	3.500%	$23,250,000	$24,193,934
08/13/45	4.000%	7,500,000	7,978,711
08/13/45	4.500%	15,600,000	16,924,172
Federal National Mortgage Association (d)
01/01/40	5.500%	4,545,544	5,099,667
Government National Mortgage Association
05/15/16	10.000%	401	403
01/15/17- 12/15/17	8.500%	68,478	70,868
11/15/17- 06/15/30	9.000%	57,752	61,276
11/15/17- 08/15/20	9.500%	57,424	60,837
11/15/22- 02/15/30	7.000%	126,607	142,226
05/15/23- 12/15/31	6.500%	105,385	120,258
06/15/25- 01/15/30	8.000%	153,626	173,798
04/15/26- 03/15/30	7.500%	170,252	180,406
03/20/28	6.000%	53,718	62,158
09/20/42- 05/20/43	3.500%	9,188,329	9,632,174
Government National Mortgage Association (a)
07/20/21	2.000%	15,879	16,822
04/20/22- 06/20/28	1.625%	144,349	149,937
Government National Mortgage Association (c)
08/20/45	3.000%	10,720,000	10,902,574
08/20/45	3.500%	6,800,000	7,099,622
08/20/45	4.000%	8,750,000	9,316,020
Vendee Mortgage Trust (a)(e)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.335%	2,555,489	21,646
CMO IO Series 1998-3 Class IO
03/15/29	0.148%	3,389,465	6,061
Total Residential Mortgage-Backed Securities - Agency (Cost: $179,607,043)			$181,243,760

Residential Mortgage-Backed Securities - Non-Agency 3.0%
American Mortgage Trust Series 2093-3 Class 3A (a)(f)(g)
07/27/23	8.188%	4,725	2,865
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)
10/26/35	2.708%	2,809,918	2,843,811
Citigroup Mortgage Loan Trust, Inc. CMO Series 2015-A Class A4 (a)
06/25/58	4.250%	912,455	949,277
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2011-16R Class 7A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/27/36	3.500%	$385,417	$387,705
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	254,685	256,088
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA1 Class M1 (a)
10/25/27	1.091%	952,967	948,250
Jefferies Resecuritization Trust CMO Series 2009-R6 Class 6A1 (a)(b)
10/26/35	2.700%	1,783,175	1,822,212
New Residential Mortgage Loan Trust (a)(b)
CMO Series 2014-1A Class A
01/25/54	3.750%	2,276,214	2,343,733
Series 2014-2A Class A3
05/25/54	3.750%	1,217,508	1,259,746
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)
08/26/35	3.866%	4,194,658	4,228,786
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)
08/25/33	2.390%	3,056,611	3,128,647
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $18,277,171)			$18,171,120

Commercial Mortgage-Backed Securities - Non-Agency 9.6%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,696,525	2,764,998
Series 2014-SFR3 Class A
12/17/36	3.678%	3,078,347	3,130,823
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	4,579,359	4,578,522
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)
09/10/47	5.156%	1,432,641	1,433,558
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)
05/15/46	5.766%	2,468,799	2,626,590
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	5,276,717	5,288,130
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	1,635,000	1,646,954
Series 2015-LC19 Class A4
02/10/48	3.183%	765,000	766,302
Commercial Mortgage Trust (a)
Series 2007-C9 Class AM
12/10/49	5.650%	4,835,000	5,165,110

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)
06/15/39	5.699%	$2,827,581	$2,971,477
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	2,560,000	2,827,331
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	1,023,255	1,073,672
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.487%	1,908,359	1,903,792
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	700,000	696,506
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/45	3.507%	1,455,000	1,525,822
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2006-CB14 Class AM
12/12/44	5.474%	2,400,000	2,420,678
Series 2006-CB15 Class ASB
06/12/43	5.790%	192,782	193,192
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)
07/15/44	5.899%	5,048,000	5,419,926
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	2,403,401	2,519,343
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(e)
12/15/30	0.900%	361,287	5,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	495,000	486,163
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.795%	1,335,000	1,418,761
Series 2010-GG10 Class A4A
08/15/45	5.795%	1,215,443	1,285,833
Series 2010-GG10 Class A4B
08/15/45	5.795%	715,000	756,400
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	620,000	640,898
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	1,000,000	994,619
Series 2015-C27 Class A4
02/15/48	3.190%	1,490,000	1,487,939
Series 2015-LC20 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
04/15/50	2.925%	$1,647,000	$1,607,509
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $58,507,411)			$57,636,622

Asset-Backed Securities - Agency 2.2%
United States Small Business Administration
Series 2012-20G Class 1
07/01/32	2.380%	347,271	344,840
Series 2012-20I Class 1
09/01/32	2.200%	389,742	385,977
Series 2012-20J Class 1
10/01/32	2.180%	1,391,799	1,376,258
Series 2012-20L Class 1
12/01/32	1.930%	366,694	354,921
Series 2013-20B Class 1
02/01/33	2.210%	651,455	641,074
Series 2013-20D Class 1
04/01/33	2.080%	2,520,554	2,453,647
Series 2013-20E Class 1
05/01/33	2.070%	220,297	214,245
Series 2013-20G Class 1
07/01/33	3.150%	590,422	611,032
Series 2013-20L Class 1
12/01/33	3.380%	300,558	312,019
Series 2014-20C Class 1
03/01/34	3.210%	399,935	413,605
Series 2014-20D Class 1
04/01/34	3.110%	1,256,130	1,293,760
Series 2014-20E Class 1
05/01/34	3.000%	1,138,775	1,170,429
Series 2014-20F Class 1
06/01/34	2.990%	789,064	811,786
Series 2014-20G Class 1
07/01/34	2.870%	1,408,197	1,429,531
Series 2014-20H Class 1
08/01/34	2.880%	1,208,351	1,225,315
Series 2015-20C Class 1
03/01/35	2.720%	110,000	110,856
Total Asset-Backed Securities - Agency (Cost: $12,982,193)			$13,149,295

Asset-Backed Securities - Non-Agency 12.4%
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.737%	502,196	502,204
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	2,684,523	2,681,775
Ally Master Owner Trust Series 2014-2 Class A (a)
01/16/18	0.557%	2,345,000	2,346,028

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	$1,000,000	$1,000,473
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	1,195,000	1,197,910
BA Credit Card Trust Series 2014-A2 Class A (a)
09/16/19	0.457%	460,000	459,755
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	990,000	985,359
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.717%	635,000	635,793
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.537%	715,000	714,175
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	205,831	205,788
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	3,405,000	3,408,295
Capital One Multi-Asset Execution Trust (a)
Series 2006-A11 Class A11
06/17/19	0.277%	1,030,000	1,028,181
Chase Issuance Trust Series 2012-A4 Class A4
08/16/21	1.580%	860,000	852,249
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.438%	1,092,977	1,101,328
Series 2012-2A Class A
05/07/24	0.638%	587,651	587,754
Series 2013-1A Class A
01/07/25	0.638%	677,011	677,304
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5
06/07/23	2.680%	730,000	745,053
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.517%	712,859	8,517
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	4,750,000	4,717,020
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	1,112,255	1,112,743
Series 2015-1 Class A2
09/20/20	1.300%	1,275,000	1,273,914
Series 2015-2 Class A2
02/22/21	1.590%	840,000	839,931
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/15/26	2.310%	$2,095,000	$2,112,885
Series 2015-1 Class A
07/15/26	2.120%	3,365,000	3,359,229
Series 2015-2 Class A
01/15/27	2.440%	970,000	972,813
Ford Credit Floorplan Master Owner Trust
Series 2013-1 Class A1
01/15/18	0.850%	375,000	375,333
Ford Credit Floorplan Master Owner Trust (b)
Series 2013-2 Class A
03/15/22	2.090%	1,570,000	1,567,155
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	676,992	676,684
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	468,494	468,151
GM Financial Automobile Leasing Trust Series 2015-2 Class A2B (a)
04/20/18	0.608%	1,050,000	1,043,054
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.607%	3,125,000	3,125,479
GreatAmerica Leasing Receivables Series 2015-1 Class A2 (b)
06/20/17	1.120%	1,375,000	1,376,274
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.739%	2,395,497	2,399,008
Series 2014-1 Class A
04/10/28	0.589%	572,357	572,783
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	805,000	804,941
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.537%	3,675,000	3,677,206
MMAF Equipment Finance LLC (b)
Series 2012-AA Class A3
08/10/16	0.940%	84,535	84,545
Series 2014-AA Class A2
04/10/17	0.520%	1,726,486	1,725,911
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	80,703	80,726
Navitas Equipment Receivables LLC Series 2015-1 Class A2 (b)
11/15/18	2.120%	2,305,000	2,305,358
New York City Tax Lien Trust Series 2015-A Class A (b)(c)
11/10/28	1.340%	1,330,000	1,330,000
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	376,445	376,119

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	$169,702	$169,781
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (a)
01/15/20	0.587%	2,140,000	2,140,370
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	807,855	809,832
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.441%	1,196,421	1,192,516
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	497,532	497,560
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.636%	133,982	133,938
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,534,073	1,546,345
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.507%	597,024	597,025
Series 2014-3 Class A2B
08/15/17	0.467%	453,048	453,051
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	715,436	715,425
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B (a)
11/15/17	0.397%	630,000	629,937
USAA Auto Owner Trust
Series 2015-1 Class A2
03/15/18	0.820%	4,735,000	4,734,824
Series 2015-1 Class A3
06/17/19	1.200%	740,000	739,916
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	565,810	565,618
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	260,000	259,907
World Financial Network Credit Card Master Trust Series 2012-D Class A
04/17/23	2.150%	790,000	796,397
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	830,000	829,833
World Omni Automobile Lease Securitization Trust (a)
Series 2015-A Class A2B
05/15/18	0.563%	2,085,000	2,085,000
Total Asset-Backed Securities - Non-Agency (Cost: $75,067,559)			$74,412,478

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 22.6%
U.S. Treasury
09/30/15	0.250%	$9,000,000	$9,001,406
11/15/15	0.375%	27,095,000	27,109,821
06/30/17	0.625%	2,080,000	2,078,700
06/15/18	1.125%	3,364,000	3,379,770
07/15/18	0.875%	4,425,000	4,410,480
06/30/20	1.625%	10,030,000	10,069,180
06/30/22	2.125%	11,821,000	11,966,918
05/15/25	2.125%	30,731,800	30,520,519
U.S. Treasury (d)
02/15/45	2.500%	15,796,200	14,401,696
U.S. Treasury (h)
STRIPS
11/15/18	0.000%	7,057,000	6,794,522
11/15/19	0.000%	4,135,000	3,878,655
02/15/40	0.000%	14,141,000	6,802,839
11/15/41	0.000%	5,013,000	2,280,424
05/15/43	0.000%	7,022,000	2,999,244
Total U.S. Treasury Obligations (Cost: $132,185,620)			$135,694,174

U.S. Government & Agency Obligations 5.2%
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%	3,790,000	3,526,712
01/15/21	0.000%	30,875,000	27,667,026
Total U.S. Government & Agency Obligations (Cost: $28,366,758)			$31,193,738

Foreign Government Obligations(i) 1.5%
Brazil 0.2%
Brazilian Government International Bond
01/20/34	8.250%	345,000	414,000
01/07/41	5.625%	626,000	582,024
Total			996,024
Colombia —%
Colombia Government International Bond
01/18/41	6.125%	235,000	252,691
Mexico 0.7%
Mexico Government International Bond
03/15/22	3.625%	1,536,000	1,556,736
Petroleos Mexicanos
03/01/18	5.750%	1,935,000	2,104,312
06/15/35	6.625%	435,000	465,450
Total			4,126,498
Qatar 0.5%
Nakilat, Inc. (b)
12/31/33	6.067%	2,047,000	2,379,637

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Qatar (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	$491,282	$507,574
Total			2,887,211

Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%	505,000	527,725

Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	165,000	141,900
Total Foreign Government Obligations (Cost: $8,314,256)			$8,932,049

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.2%
California 1.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	2,997,332
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	842,340
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,538,187
Total			6,377,859
Illinois 0.7%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	635,000	656,063
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	997,431
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	480,000	482,362

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	$2,080,000	$2,122,702
Total			4,258,558
Kentucky 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	1,279,855	1,313,861
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	1,310,000	1,387,683
Total Municipal Bonds (Cost: $11,624,806)			$13,337,961

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.4%
Banking 0.3%
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	42,625	$1,174,319
U.S. Bancorp (a)
12/31/49	6.500%	32,700	937,509
Total			2,111,828
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	14,000	364,000
Total Preferred Debt (Cost: $2,277,708)			$2,475,828

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (j)	3	$28
TOTAL CONSUMER STAPLES		28
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	917
TOTAL FINANCIALS		917
Total Common Stocks (Cost: $—)		$945

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.124% (k)(l)	3,320,789	$3,320,789
Total Money Market Funds (Cost: $3,320,789)		$3,320,789
Total Investments
(Cost: $673,783,833) (m)		$683,513,682(n)
Other Assets & Liabilities, Net		(82,502,013)
Net Assets		$601,011,669

At July 31, 2015, securities totaling $2,685,844 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	116	USD	25,411,250	09/2015	45,104	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(11)	USD	(1,401,813)	09/2015	—	(3,632)
US 5YR NOTE (CBT)	(127)	USD	(15,220,156)	09/2015	—	(94,608)
US LONG BOND(CBT)	(70)	USD	(10,915,625)	09/2015	—	(136,395)
US ULTRA BOND (CBT)	(63)	USD	(10,050,469)	09/2015	—	(186,833)
Total			(37,588,063)		—	(421,468)

Credit Default Swap Contracts Outstanding at July 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.	06/20/2020	1.000	1,615,000	(50,433)	45,731	(1,794)	—	(6,496)
Goldman Sachs International	Bank of America Corp.	06/20/2020	1.000	3,855,000	(61,946)	53,821	(4,283)	—	(12,408)
Goldman Sachs International	Barclays Bank, PLC	06/20/2020	1.000	675,000	(10,950)	9,761	(750)	—	(1,939)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	33,870,000	23,724	—	(8,000)	15,724	—
Total								15,724	(20,843)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at July 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.925	07/31/2017	USD	30,342,000	(6,803)	—	(22,007)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.755	07/31/2020	USD	12,569,000	(1,087)	42,668	—
Total								42,668	(22,007)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $101,717,568 or 16.92% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $2,865, which represents less than 0.01% of net assets. Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-2010 - 10-12-2011	3,168

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $2,865, which represents less than 0.01% of net assets.

(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Non-income producing investment.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,697,752	50,925,408	(49,302,371)	3,320,789	971	3,320,789

(m)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $673,784,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,721,000
Unrealized Depreciation	(4,991,000)
Net Unrealized Appreciation	$9,730,000

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	143,944,923	—	143,944,923
Residential Mortgage-Backed Securities - Agency	—	181,243,760	—	181,243,760
Residential Mortgage-Backed Securities - Non-Agency	—	18,168,255	2,865	18,171,120
Commercial Mortgage-Backed Securities - Non-Agency	—	57,636,622	—	57,636,622
Asset-Backed Securities - Agency	—	13,149,295	—	13,149,295
Asset-Backed Securities - Non-Agency	—	74,412,478	—	74,412,478
U.S. Treasury Obligations	112,938,490	22,755,684	—	135,694,174
U.S. Government & Agency Obligations	—	31,193,738	—	31,193,738
Foreign Government Obligations	—	8,932,049	—	8,932,049
Municipal Bonds	—	13,337,961	—	13,337,961
Preferred Debt	2,475,828	—	—	2,475,828
Common Stocks
Consumer Staples	28	—	—	28
Financials	917	—	—	917
Total Common Stocks	945	—	—	945
Money Market Funds	3,320,789	—	—	3,320,789
Total Investments	118,736,052	564,774,765	2,865	683,513,682
Derivatives
Assets
Futures Contracts	45,104	—	—	45,104
Swap Contracts	—	58,392	—	58,392
Liabilities
Futures Contracts	(421,468)	—	—	(421,468)
Swap Contracts	—	(42,850)	—	(42,850)
Total	118,359,688	564,790,307	2,865	683,152,860

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Corporate Income Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 98.3%
Aerospace & Defense 2.5%
Bombardier, Inc. (a)
03/15/20	7.750%	$65,000	$60,288
03/15/25	7.500%	493,000	407,957
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	187,000	192,143
L-3 Communications Corp.
05/28/24	3.950%	15,552,000	15,047,695
Northrop Grumman Corp.
08/01/23	3.250%	18,623,000	18,380,491
TransDigm, Inc.
10/15/20	5.500%	31,000	30,957
07/15/21	7.500%	278,000	297,738
07/15/24	6.500%	573,000	575,865
TransDigm, Inc. (a)
05/15/25	6.500%	490,000	490,612
Total			35,483,746
Automotive 0.2%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	211,000	214,693
03/15/21	6.250%	376,000	389,160
Gates Global LLC/Co. (a)
07/15/22	6.000%	269,000	238,738
Schaeffler Finance BV (a)
05/15/21	4.250%	625,000	614,062
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	764,000	806,975
Tenneco, Inc.
12/15/24	5.375%	198,000	204,435
ZF North America Capital, Inc. (a)
04/29/22	4.500%	316,000	311,260
04/29/25	4.750%	609,000	595,297
Total			3,374,620
Banking 0.7%
Ally Financial, Inc.
02/15/17	5.500%	633,000	660,694
02/13/22	4.125%	766,000	754,510
05/19/22	4.625%	964,000	961,590
09/30/24	5.125%	603,000	609,784
03/30/25	4.625%	83,000	79,888
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	5,290,000	5,150,312
Royal Bank of Scotland Group PLC
05/28/24	5.125%	671,000	678,035
Synovus Financial Corp.
02/15/19	7.875%	912,000	1,028,280
Washington Mutual Bank (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			9,932,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	$427,000	$445,147
09/15/23	4.625%	358,000	356,210
National Financial Partners Corp. (a)
07/15/21	9.000%	138,000	138,345
Total			939,702
Building Materials 0.3%
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	334,358
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	627,000	641,891
Gibraltar Industries, Inc.
02/01/21	6.250%	181,000	185,525
HD Supply, Inc.
04/15/20	11.000%	315,000	351,225
07/15/20	7.500%	1,135,000	1,211,612
HD Supply, Inc. (a)
12/15/21	5.250%	315,000	324,450
Masco Corp.
04/01/25	4.450%	466,000	467,165
Nortek, Inc.
04/15/21	8.500%	747,000	799,290
RSI Home Products, Inc. (a)
03/15/23	6.500%	264,000	270,270
USG Corp. (a)
11/01/21	5.875%	117,000	121,826
03/01/25	5.500%	66,000	65,670
Total			4,773,282
Cable and Satellite 2.1%
Altice Financing SA (a)
02/15/23	6.625%	353,000	363,590
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	69,000	71,674
03/15/21	5.250%	479,000	487,383
09/30/22	5.250%	79,000	79,988
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	59,000	58,410
05/01/25	5.375%	467,000	459,995
05/01/27	5.875%	227,000	224,872
CSC Holdings LLC
02/15/19	8.625%	425,000	483,438
11/15/21	6.750%	176,000	182,600
06/01/24	5.250%	420,000	389,025
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	595,000	599,462
12/15/21	5.125%	94,000	87,303
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	3,520,000	3,526,181
DISH DBS Corp.
09/01/19	7.875%	840,000	939,750
11/15/24	5.875%	805,000	780,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
DigitalGlobe, Inc. (a)
02/01/21	5.250%	$60,000	$57,600
Hughes Satellite Systems Corp.
06/15/21	7.625%	340,000	376,125
Intelsat Jackson Holdings SA
10/15/20	7.250%	690,000	683,962
04/01/21	7.500%	245,000	243,775
Intelsat Luxembourg SA
06/01/21	7.750%	251,000	199,545
06/01/23	8.125%	324,000	257,580
NBCUniversal Media LLC
01/15/43	4.450%	11,140,000	11,081,292
Time Warner Cable, Inc.
09/15/42	4.500%	4,734,000	3,819,457
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	651,000	629,842
Unitymedia GmbH (a)
01/15/25	6.125%	368,000	379,960
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	439,000	432,415
Videotron Ltd.
07/15/22	5.000%	286,000	289,269
Videotron Ltd. (a)
06/15/24	5.375%	139,000	140,390
Virgin Media Finance PLC (a)
10/15/24	6.000%	221,000	224,315
01/15/25	5.750%	891,000	893,673
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	506,000	488,290
Total			28,932,011
Chemicals 2.1%
Angus Chemical Co. (a)
02/15/23	8.750%	390,000	399,750
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	290,000	310,300
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	310,580
Chemours Co. LLC (The) (a)
05/15/23	6.625%	637,000	560,560
05/15/25	7.000%	369,000	323,683
Dow Chemical Co. (The)
11/15/42	4.375%	3,590,000	3,242,463
10/01/44	4.625%	3,670,000	3,433,153
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	398,000	395,015
Huntsman International LLC
11/15/20	4.875%	264,000	258,720
03/15/21	8.625%	29,000	30,407
Huntsman International LLC (a)
11/15/22	5.125%	110,000	106,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
INEOS Group Holdings SA (a)
08/15/18	6.125%	$101,000	$102,767
02/15/19	5.875%	363,000	366,176
JM Huber Corp. (a)
11/01/19	9.875%	520,000	551,200
LYB International Finance BV
03/15/44	4.875%	7,040,000	6,813,016
LyondellBasell Industries NV
04/15/19	5.000%	6,455,000	7,003,501
NOVA Chemicals Corp. (a)
08/01/23	5.250%	379,000	379,000
05/01/25	5.000%	809,000	800,910
PQ Corp. (a)
11/01/18	8.750%	2,024,000	2,054,360
Platform Specialty Products Corp. (a)
02/01/22	6.500%	830,000	859,050
WR Grace & Co. (a)
10/01/21	5.125%	667,000	673,670
10/01/24	5.625%	154,000	157,080
Total			29,131,511
Construction Machinery 0.9%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	175,000	184,625
CNH Industrial Capital LLC
04/15/18	3.625%	4,120,000	4,170,655
07/15/19	3.375%	5,738,000	5,644,758
Case New Holland Industrial, Inc.
12/01/17	7.875%	1,716,000	1,891,890
United Rentals North America, Inc.
05/15/20	7.375%	867,000	922,271
Total			12,814,199
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/22	3.500%	273,000	249,964
APX Group, Inc.
12/01/19	6.375%	1,139,000	1,113,372
12/01/20	8.750%	447,000	405,653
CEB, Inc. (a)
06/15/23	5.625%	142,000	142,355
IHS, Inc. (a)
11/01/22	5.000%	594,000	594,743
Interval Acquisition Corp. (a)
04/15/23	5.625%	354,000	355,770
Monitronics International, Inc.
04/01/20	9.125%	517,000	500,844
Total			3,362,701

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 1.1%
Clorox Co. (The)
12/15/24	3.500%	$13,005,000	$13,011,463
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	369,000	390,679
Spectrum Brands, Inc.
11/15/20	6.375%	720,000	768,600
11/15/22	6.625%	385,000	411,950
Spectrum Brands, Inc. (a)
07/15/25	5.750%	422,000	434,576
Springs Industries, Inc.
06/01/21	6.250%	275,000	269,844
Tempur Sealy International, Inc.
12/15/20	6.875%	590,000	632,037
Total			15,919,149
Diversified Manufacturing 1.2%
Entegris, Inc. (a)
04/01/22	6.000%	350,000	358,750
General Electric Co.
03/11/44	4.500%	7,395,000	7,698,010
United Technologies Corp.
05/15/45	4.150%	9,580,000	9,142,156
Total			17,198,916
Electric 18.8%
AES Corp. (The)
07/01/21	7.375%	454,000	498,265
Appalachian Power Co.
05/15/44	4.400%	3,680,000	3,586,024
06/01/45	4.450%	4,330,000	4,188,548
Berkshire Hathaway Energy Co.
11/15/23	3.750%	19,420,000	19,905,927
02/01/45	4.500%	804,000	803,837
CMS Energy Corp.
03/15/22	5.050%	3,150,000	3,467,860
03/31/43	4.700%	2,435,000	2,473,707
03/01/44	4.875%	6,190,000	6,457,185
Calpine Corp. (a)
01/15/22	6.000%	441,000	468,563
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	10,000,000	9,031,570
04/01/44	4.500%	3,000,000	3,155,778
Connecticut Light & Power Co. (The)
01/15/23	2.500%	5,088,000	4,914,937
DTE Energy Co.
06/01/16	6.350%	7,300,000	7,623,864
12/01/23	3.850%	1,470,000	1,528,894
06/01/24	3.500%	15,988,000	16,007,489
DTE Energy Co. (a)
06/15/22	3.300%	16,440,000	16,607,787
Dominion Resources, Inc.
09/15/42	4.050%	10,094,000	9,165,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Corp.
09/15/21	3.550%	$8,351,000	$8,650,859
10/15/23	3.950%	15,208,000	15,812,624
Indiana Michigan Power Co.
03/15/23	3.200%	13,250,000	13,138,885
NRG Energy, Inc.
07/15/22	6.250%	335,000	335,838
NRG Yield Operating LLC
08/15/24	5.375%	992,000	992,000
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	4,000,000	4,294,548
Oncor Electric Delivery Co. LLC (a)
04/01/45	3.750%	6,412,000	5,822,673
PPL Capital Funding, Inc.
06/01/23	3.400%	19,632,000	19,453,781
03/15/24	3.950%	1,565,000	1,600,461
PSEG Power LLC
11/15/18	2.450%	1,295,000	1,304,507
11/15/23	4.300%	1,605,000	1,661,931
PacifiCorp
06/01/23	2.950%	8,525,000	8,428,761
Pacific Gas & Electric Co.
02/15/24	3.750%	4,305,000	4,420,473
11/15/43	5.125%	4,735,000	5,221,185
02/15/44	4.750%	8,028,000	8,539,857
03/15/45	4.300%	2,790,000	2,744,805
Progress Energy, Inc.
04/01/22	3.150%	25,595,000	25,572,835
Southern California Edison Co.
10/01/43	4.650%	2,410,000	2,594,608
02/01/45	3.600%	375,000	343,593
Talen Energy Supply LLC (a)
06/01/25	6.500%	456,000	446,880
TerraForm Power Operating LLC (a)
02/01/23	5.875%	568,000	573,328
06/15/25	6.125%	109,000	109,273
TransAlta Corp.
06/03/17	1.900%	15,885,000	15,726,833
WEC Energy Group, Inc.
06/15/25	3.550%	6,515,000	6,523,717
Total			264,200,427
Environmental 0.2%
Waste Management, Inc.
09/15/22	2.900%	2,681,000	2,632,946
Finance Companies 0.9%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	1,604,000	1,628,060
10/01/21	5.000%	669,000	694,924
Aircastle Ltd.
03/15/21	5.125%	198,000	203,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
02/15/22	5.500%	$221,000	$230,393
CIT Group, Inc.
08/15/22	5.000%	1,055,000	1,072,144
CIT Group, Inc. (a)
04/01/18	6.625%	705,000	759,637
International Lease Finance Corp.
09/01/17	8.875%	595,000	660,450
05/15/19	6.250%	907,000	988,494
12/15/20	8.250%	186,000	222,735
Navient Corp.
01/15/19	5.500%	275,000	268,813
10/26/20	5.000%	52,000	47,970
01/25/22	7.250%	235,000	232,063
01/25/23	5.500%	230,000	201,250
03/25/24	6.125%	322,000	286,580
10/25/24	5.875%	666,000	579,420
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	271,000	285,227
12/15/21	7.250%	259,000	270,007
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	922,000	885,120
Quicken Loans, Inc. (a)
05/01/25	5.750%	832,000	804,960
Springleaf Finance Corp.
12/15/17	6.900%	240,000	256,200
06/01/20	6.000%	245,000	250,513
10/01/21	7.750%	301,000	331,852
10/01/23	8.250%	226,000	253,120
iStar Financial, Inc.
07/01/19	5.000%	565,000	554,440
Total			11,968,312
Food and Beverage 7.1%
ConAgra Foods, Inc.
09/15/22	3.250%	3,657,000	3,476,966
01/25/43	4.650%	8,084,000	7,126,491
Constellation Brands, Inc.
11/15/19	3.875%	423,000	431,407
11/15/24	4.750%	412,000	420,240
Diamond Foods, Inc. (a)
03/15/19	7.000%	375,000	383,437
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	4,294,000	4,504,406
06/27/44	4.875%	5,975,000	5,570,194
Heineken NV (a)
04/01/22	3.400%	13,875,000	14,121,919
JM Smucker Co. (The) (a)
03/15/45	4.375%	7,900,000	7,386,919
Kraft Heinz Foods Co. (a)
07/15/45	5.200%	9,870,000	10,358,200
Molson Coors Brewing Co.
05/01/42	5.000%	14,239,000	14,026,212

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	$62,000	$62,853
Post Holdings, Inc.
02/15/22	7.375%	133,000	135,992
Post Holdings, Inc. (a)
12/15/22	6.000%	78,000	75,660
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	29,770,000	30,780,364
WhiteWave Foods Co. (The)
10/01/22	5.375%	379,000	397,950
Total			99,259,210
Gaming 0.4%
Boyd Gaming Corp.
05/15/23	6.875%	297,000	308,880
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	507,000	528,257
International Game Technology PLC (a)
02/15/22	6.250%	542,000	533,192
02/15/25	6.500%	406,000	389,253
MGM Resorts International
03/01/18	11.375%	233,000	274,940
10/01/20	6.750%	616,000	659,120
12/15/21	6.625%	280,000	295,750
03/15/23	6.000%	281,000	285,918
Penn National Gaming, Inc.
11/01/21	5.875%	193,000	196,860
Pinnacle Entertainment, Inc.
08/01/21	6.375%	176,000	189,860
Scientific Games International, Inc.
12/01/22	10.000%	884,000	858,585
Scientific Games International, Inc. (a)
01/01/22	7.000%	800,000	829,000
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	221,000	235,365
10/01/20	7.804%	345,000	368,049
Tunica-Biloxi Gaming Authority (a)(c)
11/15/15	9.000%	203,000	105,560
Total			6,058,589
Health Care 2.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	97,000	96,758
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	159,000	161,385
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	302,000	282,370
Alere, Inc. (a)
07/01/23	6.375%	350,000	364,000
Amsurg Corp.
11/30/20	5.625%	276,000	284,280
07/15/22	5.625%	240,000	246,852

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Becton Dickinson and Co.
12/15/44	4.685%	$3,594,000	$3,566,952
CHS/Community Health Systems, Inc.
08/15/18	5.125%	825,000	845,625
11/15/19	8.000%	630,000	662,281
08/01/21	5.125%	103,000	106,863
02/01/22	6.875%	915,000	979,050
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	353,000	348,587
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	795,000	846,675
07/15/24	5.125%	884,000	890,820
Emdeon, Inc.
12/31/19	11.000%	392,000	424,830
ExamWorks Group, Inc.
04/15/23	5.625%	198,000	203,198
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	209,760
01/31/22	5.875%	860,000	928,800
10/15/24	4.750%	209,000	209,000
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	383,000	423,215
HCA, Inc.
02/15/20	6.500%	846,000	945,934
02/01/25	5.375%	3,011,000	3,078,747
04/15/25	5.250%	560,000	589,400
Hologic, Inc. (a)
07/15/22	5.250%	341,000	352,082
IMS Health, Inc. (a)
11/01/20	6.000%	352,000	364,320
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	263,000	279,766
LifePoint Health, Inc.
12/01/21	5.500%	406,000	421,225
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	380,000	392,350
McKesson Corp.
03/15/23	2.850%	6,845,000	6,570,502
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	449,000	459,102
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	206,000	209,090
Teleflex, Inc.
06/15/24	5.250%	31,000	31,698
Tenet Healthcare Corp.
06/01/20	4.750%	638,000	660,330
10/01/20	6.000%	264,000	287,100
04/01/21	4.500%	130,000	130,650
10/01/21	4.375%	730,000	733,832
04/01/22	8.125%	914,000	1,025,398

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Tenet Healthcare Corp. (a)
03/01/19	5.000%	$46,000	$46,460
06/15/23	6.750%	873,000	912,285
Universal Health Services, Inc. (a)
08/01/22	4.750%	532,000	543,970
Total			30,115,542
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/24	3.500%	1,926,000	1,882,784
Anthem, Inc.
01/15/43	4.650%	2,398,000	2,278,539
Centene Corp.
05/15/22	4.750%	440,000	442,200
UnitedHealth Group, Inc.
07/15/45	4.750%	7,785,000	8,142,596
WellPoint, Inc.
05/15/42	4.625%	4,005,000	3,793,889
Total			16,540,008
Home Construction 0.2%
D.R. Horton, Inc.
09/15/22	4.375%	210,000	207,900
DR Horton, Inc.
02/15/20	4.000%	272,000	277,440
Meritage Homes Corp.
03/01/18	4.500%	360,000	364,500
04/15/20	7.150%	78,000	84,045
04/01/22	7.000%	174,000	185,310
Meritage Homes Corp. (a)
06/01/25	6.000%	515,000	520,150
Standard Pacific Corp.
12/15/21	6.250%	271,000	289,292
11/15/24	5.875%	146,000	150,015
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	355,000	354,112
04/15/23	5.875%	230,000	228,563
Total			2,661,327
Independent Energy 6.6%
Antero Resources Corp.
12/01/22	5.125%	670,000	633,150
Antero Resources Corp. (a)
06/01/23	5.625%	754,000	725,725
Canadian Natural Resources Ltd.
04/15/24	3.800%	9,654,000	9,441,216
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	3,780,000	3,501,066
04/01/42	6.000%	3,625,000	3,112,168
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	670,000	643,066
Chesapeake Energy Corp.
12/15/18	7.250%	1,980,000	1,876,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
02/15/21	6.125%	$539,000	$464,888
03/15/23	5.750%	1,004,000	848,380
Cimarex Energy Co.
05/01/22	5.875%	9,800,000	10,388,000
06/01/24	4.375%	3,305,000	3,197,587
Concho Resources, Inc.
01/15/22	6.500%	174,000	179,873
04/01/23	5.500%	2,744,000	2,744,000
Continental Resources, Inc.
09/15/22	5.000%	17,631,000	16,793,527
06/01/44	4.900%	1,583,000	1,246,340
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	390,000	403,650
Diamondback Energy, Inc.
10/01/21	7.625%	122,000	129,320
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	1,029,000	1,067,587
09/01/22	7.750%	130,000	129,675
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
06/15/23	6.375%	832,000	777,920
Laredo Petroleum, Inc.
01/15/22	5.625%	1,909,000	1,837,412
05/01/22	7.375%	297,000	302,198
03/15/23	6.250%	134,000	132,995
Marathon Oil Corp.
06/01/45	5.200%	7,310,000	6,959,259
Noble Energy, Inc.
11/15/43	5.250%	4,713,000	4,485,079
Oasis Petroleum, Inc.
11/01/21	6.500%	709,000	645,190
03/15/22	6.875%	344,000	316,480
01/15/23	6.875%	860,000	778,300
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	1,102,000	1,104,755
RSP Permian, Inc. (a)
10/01/22	6.625%	159,000	160,193
Range Resources Corp.
06/01/21	5.750%	705,000	713,813
SM Energy Co.
11/15/22	6.125%	271,000	266,935
06/01/25	5.625%	148,000	139,860
Whiting Petroleum Corp.
03/15/21	5.750%	786,000	766,350
04/01/23	6.250%	460,000	448,500
Woodside Finance Ltd. (a)
03/05/25	3.650%	16,679,000	15,941,705
Total			93,302,212
Integrated Energy 1.1%
Cenovus Energy, Inc.
09/15/23	3.800%	9,174,000	8,983,328
09/15/42	4.450%	2,012,000	1,730,276
09/15/43	5.200%	5,070,000	4,758,504
Total			15,472,108

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure 0.2%
AMC Entertainment, Inc.
06/15/25	5.750%	$400,000	$398,000
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,970,000	2,068,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/24	5.375%	314,000	321,122
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	393,000	378,262
Total			3,165,884
Life Insurance 5.8%
Five Corners Funding Trust (a)
11/15/23	4.419%	39,880,000	41,544,830
Guardian Life Insurance Co. of America (The) (a)
06/19/64	4.875%	8,021,000	7,782,520
MetLife, Inc.
09/15/23	4.368%	6,962,000	7,427,932
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	9,818,000	9,829,035
Teachers Insurance & Annuity Association of America (a)
09/15/44	4.900%	14,525,000	15,106,741
Total			81,691,058
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,075,000	1,147,562
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,159,000	1,206,809
Playa Resorts Holding BV (a)
08/15/20	8.000%	856,000	888,100
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	112,000	110,880
Total			3,353,351
Media and Entertainment 6.2%
21st Century Fox America, Inc.
09/15/44	4.750%	8,905,000	8,767,373
AMC Networks, Inc.
12/15/22	4.750%	935,000	942,012
Cable One, Inc. (a)
06/15/22	5.750%	219,000	223,928
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	297,000	312,036
11/15/22	6.500%	910,000	948,675
MDC Partners, Inc. (a)
04/01/20	6.750%	939,000	929,610
Netflix, Inc. (a)
02/15/22	5.500%	511,000	531,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
02/15/25	5.875%	$898,000	$942,900
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	391,000	400,775
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	73,000	73,365
02/15/24	5.625%	73,000	74,278
03/15/25	5.875%	641,000	658,627
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	69,000	70,380
Scripps Networks Interactive, Inc.
11/15/24	3.900%	19,506,000	19,380,011
06/15/25	3.950%	8,772,000	8,619,639
Sky PLC (a)
11/26/22	3.125%	23,596,000	22,949,682
TEGNA, Inc.
10/15/19	5.125%	285,000	297,112
Thomson Reuters Corp.
05/23/43	4.500%	11,719,000	10,860,091
Time Warner, Inc.
03/29/41	6.250%	6,360,000	7,364,727
Univision Communications, Inc. (a)
09/15/22	6.750%	324,000	348,300
05/15/23	5.125%	231,000	231,578
02/15/25	5.125%	1,338,000	1,341,345
iHeartCommunications, Inc.
03/01/21	9.000%	363,000	328,515
09/15/22	9.000%	119,000	106,728
iHeartCommunications, Inc. (a)
03/15/23	10.625%	421,000	393,635
Total			87,096,762
Metals 1.2%
Alcoa, Inc.
10/01/24	5.125%	385,000	386,925
ArcelorMittal
03/01/21	6.250%	362,000	365,620
02/25/22	7.000%	573,000	593,055
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	2,185,000	2,253,688
Barrick Gold Corp.
04/01/42	5.250%	5,552,000	4,470,115
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	293,000	269,560
Newmont Mining Corp.
03/15/42	4.875%	4,306,000	3,357,922
Rio Tinto Finance USA PLC
08/21/42	4.125%	3,045,000	2,686,868
Teck Resources Ltd.
03/01/42	5.200%	4,261,000	2,939,839
Total			17,323,592

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 11.9%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	$725,000	$737,687
CenterPoint Energy Resources Corp.
11/01/17	6.125%	7,966,000	8,770,303
Colorado Interstate Gas Co. LLC
11/15/15	6.800%	1,914,000	1,943,723
Columbia Pipeline Group, Inc. (a)
06/01/45	5.800%	11,385,000	11,198,889
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	61,000	61,458
03/01/22	6.125%	408,000	402,900
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	479,000	481,395
Energy Transfer Equity LP
01/15/24	5.875%	236,000	240,130
06/01/27	5.500%	977,000	957,460
Energy Transfer Partners LP
02/01/43	5.150%	1,146,000	994,922
Enterprise Products Operating LLC
05/07/18	1.650%	9,160,000	9,131,595
02/15/45	5.100%	9,435,000	9,166,895
05/15/46	4.900%	1,890,000	1,775,600
Kinder Morgan Energy Partners LP
09/01/22	3.950%	11,922,000	11,487,956
02/15/23	3.450%	25,131,000	23,183,373
05/01/24	4.300%	6,395,000	6,161,109
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	753,000	771,825
07/15/23	4.500%	728,000	707,980
12/01/24	4.875%	783,000	763,425
NiSource Finance Corp.
02/15/43	5.250%	5,620,000	6,106,181
Northwest Pipeline LLC
04/15/17	5.950%	8,479,000	9,069,579
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	17,630,000	16,597,287
10/15/23	3.850%	1,655,000	1,633,988
Regency Energy Partners LP/Regency Energy Finance Corp.
07/15/21	6.500%	812,000	848,540
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	316,000	300,200
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	1,103,000	1,086,455
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	16,345,000	17,267,528
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	20,000	19,750
11/15/23	4.250%	554,000	512,450
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	668,000	691,380
11/15/19	4.125%	228,000	228,000
Tesoro Logistics LP/Finance Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
10/15/19	5.500%	$115,000	$119,025
10/15/22	6.250%	720,000	752,400
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	8,983,000	9,311,895
Williams Partners LP
09/15/45	5.100%	15,433,000	13,325,315
Total			166,808,598
Natural Gas 2.2%
Sempra Energy
12/01/23	4.050%	22,207,000	23,022,352
06/15/24	3.550%	7,480,000	7,438,254
Total			30,460,606
Oil Field Services 1.0%
Noble Holding International Ltd.
03/15/22	3.950%	10,115,000	8,742,759
03/15/42	5.250%	5,668,000	4,009,169
Transocean, Inc.
12/15/21	6.875%	220,000	186,175
10/15/22	4.300%	615,000	446,644
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,362,087
Total			14,746,834
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	401,000	415,035
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	699,000	726,960
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	249,000	255,225
Berry Plastics Corp.
07/15/23	5.125%	480,000	471,600
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	114,000	113,430
06/15/17	6.000%	52,000	51,740
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	579,000	581,895
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,303,000	1,348,605
02/15/21	8.250%	365,000	378,687
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	478,000	467,245
Total			3,668,427

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/20	2.500%	$9,795,000	$9,734,829
Amgen, Inc.
05/15/43	5.375%	6,543,000	7,076,248
Capsugel SA PIK (a)
05/15/19	7.000%	158,000	160,370
Concordia Healthcare Corp. (a)
04/15/23	7.000%	264,000	268,950
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	560,000	576,800
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	671,000	697,840
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	445,000	449,450
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	212,000	222,600
Jaguar Holding Co. I PIK (a)
10/15/17	9.375%	230,000	234,888
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	337,000	358,905
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	163,000	164,223
Quintiles Transnational Corp. (a)
05/15/23	4.875%	398,000	403,719
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,452,000	1,530,045
12/01/21	5.625%	203,000	209,090
03/01/23	5.500%	257,000	262,782
05/15/23	5.875%	1,151,000	1,196,925
04/15/25	6.125%	844,000	881,980
Total			24,429,644
Property & Casualty 2.7%
Alleghany Corp.
06/27/22	4.950%	7,743,000	8,380,249
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,490,000	1,470,894
CNA Financial Corp.
05/15/24	3.950%	7,416,000	7,444,982
HUB International Ltd. (a)
10/01/21	7.875%	1,165,000	1,189,756
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	93,000	93,000
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	11,446,000	12,464,785
06/15/23	4.250%	5,001,000	5,156,501

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Loews Corp.
05/15/43	4.125%	$2,550,000	$2,329,267
Total			38,529,434
Railroads 0.9%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	1,800,000	1,694,666
Canadian Pacific Railway Co.
02/01/25	2.900%	5,355,000	5,064,304
Canadian Pacific Railway Co. (e)
08/01/45	4.800%	5,245,000	5,281,951
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	339,000	342,390
Total			12,383,311
Refining 0.5%
Marathon Petroleum Corp.
09/15/44	4.750%	6,885,000	6,401,921
Restaurants 0.8%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	732,000	732,000
04/01/22	6.000%	367,000	378,854
Yum! Brands, Inc.
11/01/21	3.750%	7,615,000	7,718,100
11/01/43	5.350%	2,558,000	2,555,984
Total			11,384,938
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	251,000	261,040
CVS Health Corp.
07/20/45	5.125%	4,310,000	4,566,527
Caleres, Inc. (a)
08/15/23	6.250%	150,000	151,313
Dollar Tree, Inc. (a)
03/01/23	5.750%	509,000	536,995
Group 1 Automotive, Inc.
06/01/22	5.000%	157,000	157,000
L Brands, Inc.
05/01/20	7.000%	500,000	570,000
Penske Automotive Group, Inc.
12/01/24	5.375%	270,000	272,025
PetSmart, Inc. (a)
03/15/23	7.125%	424,000	448,380
Rite Aid Corp.
02/15/27	7.700%	198,000	230,670
Rite Aid Corp. (a)
04/01/23	6.125%	958,000	995,122
Total			8,189,072

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 3.0%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	$624,000	$648,180
04/01/20	6.375%	15,000	15,600
08/01/22	5.375%	1,273,000	1,260,270
Ancestry.com, Inc.
12/15/20	11.000%	404,000	458,540
Apple, Inc.
02/09/45	3.450%	6,690,000	5,736,006
05/13/45	4.375%	6,255,000	6,280,520
Audatex North America, Inc. (a)
06/15/21	6.000%	294,000	300,248
11/01/23	6.125%	885,000	865,087
Corning, Inc.
05/15/22	2.900%	4,279,000	4,283,270
Equinix, Inc.
04/01/20	4.875%	558,000	571,950
01/01/22	5.375%	155,000	157,325
04/01/23	5.375%	980,000	989,702
First Data Corp.
01/15/21	12.625%	415,000	480,362
First Data Corp. (a)
08/15/20	8.875%	110,000	115,225
11/01/20	6.750%	665,000	703,237
01/15/21	8.250%	888,000	940,170
Goodman Networks, Inc.
07/01/18	12.125%	171,000	129,533
MSCI, Inc. (a)
11/15/24	5.250%	447,000	455,806
NCR Corp.
12/15/21	5.875%	113,000	116,955
12/15/23	6.375%	185,000	194,944
NXP BV/Funding LLC (a)
06/15/22	4.625%	392,000	388,080
Oracle Corp.
07/08/44	4.500%	4,920,000	4,923,651
05/15/45	4.125%	10,515,000	9,929,725
Plantronics, Inc. (a)
05/31/23	5.500%	275,000	279,125
Riverbed Technology, Inc. (a)
03/01/23	8.875%	390,000	366,600
SS&C Technologies Holdings, Inc. (a)
07/15/23	5.875%	331,000	342,585
VeriSign, Inc.
05/01/23	4.625%	382,000	369,585
04/01/25	5.250%	418,000	421,135
Zebra Technologies Corp. (a)
10/15/22	7.250%	524,000	573,780
Total			42,297,196
Transportation Services 1.2%
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	10,260,000	9,425,472
FedEx Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
01/15/44	5.100%	$5,260,000	$5,515,384
02/01/45	4.100%	1,505,000	1,367,432
Total			16,308,288
Wireless 2.5%
Altice SA (a)
05/15/22	7.750%	373,000	375,797
02/15/25	7.625%	594,000	582,120
Altice US Finance I Corp. (a)
07/15/23	5.375%	321,000	322,605
Altice US Finance II Corp. (a)
07/15/25	7.750%	251,000	249,118
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	950,000	955,614
Crown Castle International Corp.
01/15/23	5.250%	1,928,000	2,019,580
Numericable-SFR (a)
05/15/19	4.875%	247,000	250,705
05/15/22	6.000%	333,000	338,828
Rogers Communications, Inc.
03/15/23	3.000%	23,042,000	22,167,879
SBA Communications Corp
07/15/22	4.875%	191,000	188,135
SBA Telecommunications, Inc.
07/15/20	5.750%	365,000	381,425
Sprint Communications, Inc.
11/15/22	6.000%	518,000	455,063
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,359,680
03/01/20	7.000%	489,000	520,785
Sprint Corp.
09/15/21	7.250%	679,000	649,294
06/15/24	7.125%	277,000	253,455
02/15/25	7.625%	270,000	250,425
T-Mobile USA, Inc.
04/28/20	6.542%	11,000	11,587
04/28/21	6.633%	457,000	483,826
01/15/22	6.125%	192,000	200,640
04/28/22	6.731%	299,000	316,940
03/01/23	6.000%	393,000	409,702
04/01/23	6.625%	110,000	117,150
01/15/24	6.500%	395,000	417,096
03/01/25	6.375%	98,000	102,778
Wind Acquisition Finance SA (a)
04/30/20	6.500%	439,000	466,437
07/15/20	4.750%	453,000	463,192
04/23/21	7.375%	423,000	448,380
Total			34,758,236
Wirelines 5.3%
AT&T, Inc.
06/15/45	4.350%	34,201,000	29,443,128
CenturyLink, Inc.
03/15/22	5.800%	204,000	198,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
12/01/23	6.750%	$687,000	$688,717
CenturyLink, Inc. (a)
04/01/25	5.625%	487,000	444,996
Frontier Communications Corp.
07/01/21	9.250%	398,000	413,920
04/15/24	7.625%	245,000	222,950
01/15/25	6.875%	639,000	543,949
Level 3 Communications, Inc.
12/01/22	5.750%	363,000	365,722
Level 3 Financing, Inc.
06/01/20	7.000%	176,000	186,340
07/15/20	8.625%	150,000	160,125
01/15/21	6.125%	233,000	244,359
08/15/22	5.375%	422,000	426,220
Level 3 Financing, Inc. (a)
02/01/23	5.625%	193,000	196,378
Telecom Italia SpA (a)
05/30/24	5.303%	619,000	622,095
Verizon Communications, Inc.
03/15/24	4.150%	5,743,000	5,916,473
11/01/42	3.850%	38,081,000	32,064,583
Windstream Services LLC
10/15/20	7.750%	255,000	233,484
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	104,000	115,440
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	1,296,000	1,300,199
05/15/25	6.375%	186,000	183,908
Total			73,971,121
Total Corporate Bonds & Notes (Cost: $1,400,830,581)			$1,382,183,404

Foreign Government Obligations(f) 0.1%
Mexico 0.1%
Petroleos Mexicanos
06/27/44	5.500%	1,045,000	966,625
Total Foreign Government Obligations (Cost: $933,686)			$966,625

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (g)(h)
03/20/20	8.500%	302,000	300,490

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 0.1%
Riverbed Technology, Inc. Term Loan (g)(h)
04/25/22	6.000%	$560,272	$566,435
Total Senior Loans (Cost: $860,616)			$866,925

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow (b)(d)(i)(j)		1,075	$—
WMIH Corp. (j)		21,286	53,747
Total			53,747
TOTAL FINANCIALS			53,747
Total Common Stocks (Cost: $1,077,709)			$53,747

Total Investments
(Cost: $1,403,702,592) (k)			$1,384,070,701(l)(m)
Other Assets & Liabilities, Net			21,138,563
Net Assets			$1,405,209,264

At July 31, 2015, cash totaling $8,150,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND CBT	92	USD	14,676,875	09/2015	34,645	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(3,406)	USD	(434,052,125)	09/2015	—	(1,879,860)
US 5YR NOTE (CBT)	(608)	USD	(72,865,000)	09/2015	—	(313,462)
US LONG BOND(CBT)	(967)	USD	(150,791,563)	09/2015	—	(1,406,472)
Total			(657,708,688)		—	(3,599,794)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $353,993,206 or 25.19% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Washington Mutual Bank	03-10-2006 - 05-14-2008	5,688,448
01/15/15 5.125%
WMI Holdings Corp. Escrow	03-05-2007	—

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2015, the value of these securities amounted to $115,085, which represents 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Variable rate security.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Negligible market value.
(j)	Non-income producing investment.
(k)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $1,403,703,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,767,000
Unrealized Depreciation	(36,399,000)
Net Unrealized Depreciation	$(19,632,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	154,937,095	96,915,697	(251,852,792)	—	14,371	—

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,382,173,879	9,525	1,382,183,404
Foreign Government Obligations	—	966,625	—	966,625
Senior Loans	—	866,925	—	866,925
Common Stocks
Financials	53,747	—	—	53,747
Total Investments	53,747	1,384,007,429	9,525	1,384,070,701
Derivatives
Assets
Futures Contracts	34,645	—	—	34,645
Liabilities
Futures Contracts	(3,599,794)	—	—	(3,599,794)
Total	(3,511,402)	1,384,007,429	9,525	1,380,505,552

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Portfolio of Investments

Columbia Intermediate Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) 27.8%
Aerospace & Defense 0.4%
Bombardier, Inc. (a)
03/15/25	7.500%	$462,000	$382,305
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	153,000	157,208
L-3 Communications Corp.
02/15/21	4.950%	3,022,000	3,196,224
Lockheed Martin Corp.
09/15/21	3.350%	10,478,000	10,789,322
TransDigm, Inc.
07/15/24	6.500%	509,000	511,545
TransDigm, Inc. (a)
05/15/25	6.500%	414,000	414,518
Total			15,451,122
Automotive 0.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	220,798
Ford Motor Co.
02/01/29	6.375%	2,340,000	2,758,315
Ford Motor Credit Co. LLC (b)
11/08/16	0.726%	8,815,000	8,796,215
03/27/17	0.912%	15,210,000	15,152,430
Gates Global LLC/Co. (a)
07/15/22	6.000%	60,000	53,250
General Motors Financial Co., Inc.
05/15/23	4.250%	3,250,000	3,216,557
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	521,000	550,306
Tenneco, Inc.
12/15/24	5.375%	162,000	167,265
ZF North America Capital, Inc. (a)
04/29/22	4.500%	211,000	207,835
04/29/25	4.750%	406,000	396,865
Total			31,519,836
Banking 7.2%
Ally Financial, Inc.
05/19/22	4.625%	1,434,000	1,430,415
09/30/24	5.125%	421,000	425,736
03/30/25	4.625%	352,000	338,800
Bank of America Corp.
05/02/17	5.700%	7,605,000	8,069,985
01/11/23	3.300%	3,766,000	3,712,327
01/22/25	4.000%	1,625,000	1,594,086
04/21/25	3.950%	1,615,000	1,566,233
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	3,325,000	3,738,839
Bank of New York Mellon Corp. (The) (b)
12/29/49	4.500%	3,941,000	3,645,425
Barclays Bank PLC (b)
04/10/23	7.750%	2,506,000	2,750,335
12/31/49	6.625%	8,622,000	8,515,087

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Banking (continued)
12/31/49	8.250%		$2,871,000	$3,073,311
Barclays PLC
09/11/24	4.375%		2,295,000	2,231,066
Capital One Bank USA NA
02/15/23	3.375%		2,510,000	2,421,334
Citigroup, Inc.
08/25/36	6.125%		1,855,000	2,150,676
Citigroup, Inc. (b)
08/14/17	0.765%		13,820,000	13,739,623
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(b)
12/31/49	11.000%		6,389,000	8,020,112
Discover Financial Services
04/27/22	5.200%		5,282,000	5,612,326
11/21/22	3.850%		4,850,000	4,757,360
Fifth Third Bancorp (b)
12/31/49	5.100%		9,521,000	8,806,925
HBOS PLC (a)
05/21/18	6.750%		8,382,000	9,296,644
HSBC Holdings PLC (b)
12/31/49	6.375%		10,672,000	10,725,360
JPMorgan Chase & Co. (b)
12/31/49	6.100%		7,705,000	7,724,263
JPMorgan Chase Bank NA (b)
06/13/16	0.616%		10,850,000	10,828,517
JPMorgan Chase Capital XXI (b)
02/02/37	1.250%		17,920,000	14,940,800
KBC Groep NV (b)
12/31/49	5.625%	EUR	6,582,000	7,246,757
KeyCorp Capital I (b)
07/01/28	1.024%		8,952,000	7,598,010
Lloyds Bank PLC
05/14/18	1.750%		11,120,000	11,111,438
Lloyds Banking Group PLC
11/04/24	4.500%		3,635,000	3,669,823
Lloyds Banking Group PLC (a)(b)
12/31/49	6.657%		1,862,000	2,094,750
M&T Bank Corp.
12/31/49	6.875%		6,566,000	6,664,490
Mellon Capital IV (b)
06/29/49	4.000%		1,035,000	839,644
Natixis SA (a)(b)
12/31/49	10.000%		6,890,000	8,044,075
PNC Bank NA
06/01/25	3.250%		3,395,000	3,340,082
PNC Financial Services Group, Inc. (The) (b)
12/31/49	4.850%		1,648,000	1,565,600
Rabobank Capital Funding Trust III (a)(b)
12/31/49	5.254%		10,396,000	10,661,098

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Banking (continued)
Royal Bank of Scotland Group PLC
05/28/24	5.125%	$602,000	$608,312
Santander Holdings USA, Inc.
08/27/18	3.450%	9,182,000	9,509,990
State Street Capital Trust IV (b)
06/01/67	1.286%	2,135,000	1,860,119
State Street Corp.
03/15/18	4.956%	9,929,000	10,659,933
Synovus Financial Corp.
02/15/19	7.875%	321,000	361,928
U.S. Bancorp
07/15/22	2.950%	3,942,000	3,899,698
Washington Mutual Bank (c)(d)(e)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo & Co. (b)
12/31/49	5.900%	17,483,000	17,582,653
Wells Fargo Capital X
12/15/36	5.950%	1,990,000	1,990,000
Total			249,465,054
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	351,000	365,917
09/15/23	4.625%	281,000	279,595
National Financial Partners Corp. (a)
07/15/21	9.000%	93,000	93,233
Total			738,745
Building Materials 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	182,000	186,095
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	310,000	317,362
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	214,225
HD Supply, Inc.
07/15/20	7.500%	891,000	951,142
Nortek, Inc.
04/15/21	8.500%	364,000	389,480
RSI Home Products, Inc. (a)
03/15/23	6.500%	214,000	219,083
USG Corp. (a)
11/01/21	5.875%	122,000	127,033
Total			2,404,420
Cable and Satellite 0.2%
Altice Financing SA (a)
02/15/23	6.625%	285,000	293,550
CCO Holdings LLC/Capital Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Cable and Satellite (continued)
01/31/22	6.625%	$404,000	$426,725
09/30/22	5.250%	143,000	144,788
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	35,000	34,650
05/01/25	5.375%	281,000	276,785
05/01/27	5.875%	485,000	480,453
CSC Holdings LLC
11/15/21	6.750%	442,000	458,575
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	118,000	109,593
DISH DBS Corp.
06/01/21	6.750%	1,024,000	1,082,880
11/15/24	5.875%	125,000	121,250
DigitalGlobe, Inc. (a)
02/01/21	5.250%	37,000	35,520
Hughes Satellite Systems Corp.
06/15/21	7.625%	275,000	304,219
Intelsat Jackson Holdings SA
10/15/20	7.250%	256,000	253,760
04/01/21	7.500%	460,000	457,700
Intelsat Luxembourg SA
06/01/23	8.125%	189,000	150,255
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	427,000	413,122
Unitymedia GmbH (a)
01/15/25	6.125%	403,000	416,097
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	273,000	268,905
Videotron Ltd.
07/15/22	5.000%	231,000	233,640
Virgin Media Finance PLC (a)
10/15/24	6.000%	200,000	203,000
01/15/25	5.750%	810,000	812,430
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	198,000	191,070
Total			7,168,967
Chemicals 0.2%
Angus Chemical Co. (a)
02/15/23	8.750%	296,000	303,400
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	365,000	390,550
Celanese U.S. Holdings LLC
06/15/21	5.875%	298,000	315,880
Chemours Co. LLC (The) (a)
05/15/23	6.625%	386,000	339,680
05/15/25	7.000%	247,000	216,666
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	297,000	294,772

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Chemicals (continued)
Huntsman International LLC (a)
11/15/22	5.125%	$133,000	$128,345
INEOS Group Holdings SA (a)
08/15/18	6.125%	69,000	70,207
02/15/19	5.875%	365,000	368,194
LyondellBasell Industries NV
02/26/55	4.625%	2,305,000	2,025,208
NOVA Chemicals Corp. (a)
05/01/25	5.000%	636,000	629,640
PQ Corp. (a)
11/01/18	8.750%	1,588,000	1,611,820
Platform Specialty Products Corp. (a)
02/01/22	6.500%	648,000	670,680
WR Grace & Co. (a)
10/01/21	5.125%	438,000	442,380
10/01/24	5.625%	115,000	117,300
Total			7,924,722
Construction Machinery 0.2%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	176,000	185,680
John Deere Capital Corp. (b)
01/16/18	0.579%	6,355,000	6,342,042
United Rentals North America, Inc.
04/15/22	7.625%	351,000	381,274
Total			6,908,996
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	276,000	252,711
APX Group, Inc.
12/01/19	6.375%	861,000	841,627
12/01/20	8.750%	420,000	381,150
CEB, Inc. (a)
06/15/23	5.625%	89,000	89,223
IHS, Inc. (a)
11/01/22	5.000%	484,000	484,605
Interval Acquisition Corp. (a)
04/15/23	5.625%	237,000	238,185
Monitronics International, Inc.
04/01/20	9.125%	375,000	363,281
Total			2,650,782
Consumer Products 0.1%
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	694,000	734,773
Spectrum Brands, Inc.
11/15/22	6.625%	697,000	745,790
Spectrum Brands, Inc. (a)
07/15/25	5.750%	283,000	291,433

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Consumer Products (continued)
Springs Industries, Inc.
06/01/21	6.250%	$349,000	$342,456
Tempur Sealy International, Inc.
12/15/20	6.875%	430,000	460,638
Total			2,575,090
Diversified Manufacturing 0.2%
Entegris, Inc. (a)
04/01/22	6.000%	350,000	358,750
General Electric Co.
10/09/42	4.125%	2,017,000	1,983,320
03/11/44	4.500%	990,000	1,030,565
United Technologies Corp.
05/15/45	4.150%	3,122,000	2,979,312
Total			6,351,947
Electric 1.9%
AES Corp. (The)
07/01/21	7.375%	466,000	511,435
Alabama Power Co.
04/01/25	2.800%	2,815,000	2,714,490
01/15/42	4.100%	1,368,000	1,335,602
03/01/45	3.750%	2,185,000	1,994,352
CMS Energy Corp.
02/15/18	5.050%	10,261,000	11,058,505
Duke Energy Ohio, Inc.
09/01/23	3.800%	50,000	52,368
Duke Energy Progress, Inc.
03/30/44	4.375%	1,635,000	1,679,215
FPL Energy National Wind LLC (a)
03/10/24	5.608%	248,294	248,294
Georgia Power Co.
09/01/40	4.750%	2,022,000	2,053,292
MidAmerican Energy Co.
10/15/24	3.500%	3,080,000	3,162,630
NRG Energy, Inc.
07/15/22	6.250%	624,000	625,560
NRG Yield Operating LLC
08/15/24	5.375%	536,000	536,000
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,464,823
Niagara Mohawk Power Corp. (a)
10/01/24	3.508%	3,325,000	3,354,074
Oncor Electric Delivery Co. LLC (a)
04/01/25	2.950%	4,640,000	4,464,158
04/01/45	3.750%	3,085,000	2,801,458
PPL Capital Funding, Inc.
06/01/18	1.900%	6,725,000	6,709,230
06/15/22	4.200%	3,070,000	3,247,952
06/01/23	3.400%	4,492,000	4,451,222
Pacific Gas & Electric Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Electric (continued)
06/15/23	3.250%	$3,567,000	$3,561,749
03/15/45	4.300%	1,590,000	1,564,244
Southern California Edison Co.
09/01/40	4.500%	1,726,000	1,807,597
02/01/45	3.600%	2,533,000	2,320,854
Talen Energy Supply LLC (a)
06/01/25	6.500%	308,000	301,840
TerraForm Power Operating LLC (a)
02/01/23	5.875%	389,000	392,649
06/15/25	6.125%	56,000	56,140
Toledo Edison Co. (The)
05/15/37	6.150%	1,808,000	2,119,128
Total			65,588,861
Finance Companies 1.6%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	1,649,000	1,673,735
10/01/21	5.000%	155,000	161,006
Aircastle Ltd.
03/15/21	5.125%	198,000	203,940
02/15/22	5.500%	178,000	185,565
CIT Group, Inc. (a)
02/15/19	5.500%	821,000	868,207
GE Capital Trust I (b)
11/15/67	6.375%	3,348,000	3,587,415
General Electric Capital Corp. (b)
12/31/49	5.250%	14,005,000	14,355,125
11/15/67	6.375%	12,950,000	13,872,687
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	8,063,000	8,075,094
HSBC Finance Corp.
01/15/21	6.676%	8,449,000	9,864,039
International Lease Finance Corp.
12/15/20	8.250%	521,000	623,897
Navient Corp.
01/15/19	5.500%	725,000	708,687
10/26/20	5.000%	12,000	11,070
01/25/22	7.250%	227,000	224,163
03/25/24	6.125%	227,000	202,030
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	167,000	175,768
12/15/21	7.250%	261,000	272,093
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	744,000	714,240
Quicken Loans, Inc. (a)
05/01/25	5.750%	542,000	524,385
Springleaf Finance Corp.
06/01/20	6.000%	121,000	123,723
10/01/21	7.750%	313,000	345,083
10/01/23	8.250%	238,000	266,560
iStar Financial, Inc.
07/01/19	5.000%	335,000	328,739
Total			57,367,251

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Food and Beverage 0.5%
B&G Foods, Inc.
06/01/21	4.625%	$420,000	$417,900
ConAgra Foods, Inc.
08/15/39	6.625%	9,770,000	10,281,362
Constellation Brands, Inc.
11/15/19	3.875%	270,000	275,366
11/15/24	4.750%	345,000	351,900
Diamond Foods, Inc. (a)
03/15/19	7.000%	287,000	293,457
Kraft Heinz Foods Co. (a)
07/15/22	3.500%	1,169,000	1,178,864
07/15/45	5.200%	2,660,000	2,791,572
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	262,000	265,602
Post Holdings, Inc.
02/15/22	7.375%	127,000	129,858
Post Holdings, Inc. (a)
12/15/22	6.000%	12,000	11,640
WhiteWave Foods Co. (The)
10/01/22	5.375%	441,000	463,050
Total			16,460,571
Gaming 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	198,000	205,920
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	444,000	462,616
International Game Technology PLC (a)
02/15/22	6.250%	433,000	425,964
02/15/25	6.500%	325,000	311,594
MGM Resorts International
03/01/18	11.375%	529,000	624,220
10/01/20	6.750%	326,000	348,820
12/15/21	6.625%	212,000	223,925
03/15/23	6.000%	219,000	222,832
Pinnacle Entertainment, Inc.
08/01/21	6.375%	413,000	445,524
Scientific Games International, Inc.
12/01/22	10.000%	724,000	703,185
Scientific Games International, Inc. (a)
01/01/22	7.000%	656,000	679,780
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	555,000	592,079
Tunica-Biloxi Gaming Authority (a)(d)
11/15/15	9.000%	577,000	300,040
Total			5,546,499
Health Care 0.7%
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	127,000	128,905
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	201,000	187,935

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Health Care (continued)
Alere, Inc. (a)
07/01/23	6.375%	$222,000	$230,880
Becton Dickinson and Co.
05/15/24	3.875%	1,770,000	1,804,363
12/15/24	3.734%	1,744,000	1,733,463
12/15/44	4.685%	1,310,000	1,300,141
CHS/Community Health Systems, Inc.
08/01/21	5.125%	744,000	771,900
02/01/22	6.875%	569,000	608,830
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	252,000	248,850
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	585,000	589,513
05/01/25	5.000%	342,000	338,153
Emdeon, Inc.
12/31/19	11.000%	257,000	278,524
ExamWorks Group, Inc.
04/15/23	5.625%	131,000	134,439
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	365,987
01/31/22	5.875%	208,000	224,640
10/15/24	4.750%	116,000	116,000
HCA, Inc.
02/15/22	7.500%	783,000	912,195
02/01/25	5.375%	1,027,000	1,050,107
04/15/25	5.250%	363,000	382,057
Hologic, Inc. (a)
07/15/22	5.250%	214,000	220,955
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	266,000	282,958
LifePoint Health, Inc.
12/01/21	5.500%	406,000	421,225
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	391,000	403,707
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	9,530,000	8,647,131
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	302,000	308,795
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	166,000	168,490
Tenet Healthcare Corp.
10/01/20	6.000%	325,000	353,438
04/01/21	4.500%	374,000	375,870
04/01/22	8.125%	1,118,000	1,254,262
Tenet Healthcare Corp. (a)
06/15/23	6.750%	98,000	102,410
Total			23,946,123
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	362,000	363,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Healthcare Insurance (continued)
UnitedHealth Group, Inc.
07/15/45	4.750%	$1,270,000	$1,328,336
Total			1,692,146
Home Construction 0.1%
D.R. Horton, Inc.
09/15/22	4.375%	310,000	306,900
Meritage Homes Corp.
04/01/22	7.000%	280,000	298,200
Meritage Homes Corp. (a)
06/01/25	6.000%	195,000	196,950
Standard Pacific Corp.
12/15/21	6.250%	434,000	463,295
11/15/24	5.875%	119,000	122,273
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	246,000	244,462
03/01/24	5.625%	154,000	149,765
Total			1,781,845
Independent Energy 1.0%
Antero Resources Corp. (a)
06/01/23	5.625%	605,000	582,312
Canadian Natural Resources Ltd.
11/15/21	3.450%	3,984,000	3,967,825
04/15/24	3.800%	630,000	616,114
02/01/25	3.900%	3,800,000	3,696,480
03/15/38	6.250%	917,000	996,577
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	445,000	427,111
Chesapeake Energy Corp.
02/15/21	6.125%	633,000	545,963
03/15/23	5.750%	522,000	441,090
Concho Resources, Inc.
04/01/23	5.500%	1,762,000	1,762,000
Continental Resources, Inc.
09/15/22	5.000%	4,640,000	4,419,600
04/15/23	4.500%	1,735,000	1,611,105
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	313,000	323,955
Diamondback Energy, Inc.
10/01/21	7.625%	99,000	104,940
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	810,000	840,375
09/01/22	7.750%	130,000	129,675
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
06/15/23	6.375%	532,000	497,420
Laredo Petroleum, Inc.
01/15/22	5.625%	398,000	383,075
05/01/22	7.375%	479,000	487,383
03/15/23	6.250%	620,000	615,350
Oasis Petroleum, Inc.
11/01/21	6.500%	1,126,000	1,024,660
03/15/22	6.875%	146,000	134,320
01/15/23	6.875%	293,000	265,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Independent Energy (continued)
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	$878,000	$880,195
RSP Permian, Inc. (a)
10/01/22	6.625%	119,000	119,893
Range Resources Corp.
08/01/20	6.750%	415,000	429,027
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	3,719,687	4,007,962
SM Energy Co.
11/15/22	6.125%	223,000	219,655
06/01/25	5.625%	98,000	92,610
Whiting Petroleum Corp.
03/15/21	5.750%	658,000	641,550
04/01/23	6.250%	205,000	199,875
Woodside Finance Ltd. (a)
03/05/25	3.650%	5,274,000	5,040,863
Total			35,504,125
Integrated Energy 0.5%
BG Energy Capital PLC (b)
11/30/72	6.500%	1,230,000	1,328,610
BP Capital Markets PLC
03/17/22	3.062%	4,165,000	4,164,421
05/10/23	2.750%	2,400,000	2,296,889
02/10/24	3.814%	3,115,000	3,162,280
Cenovus Energy, Inc.
11/15/39	6.750%	3,110,000	3,423,326
Shell International Finance BV
05/11/25	3.250%	2,430,000	2,400,322
Total			16,775,848
Leisure 0.1%
AMC Entertainment, Inc.
06/15/25	5.750%	253,000	251,735
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,188,000	1,247,400
09/15/23	6.125%	226,000	243,515
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	246,000	236,775
Total			1,979,425
Life Insurance 1.2%
American International Group, Inc.
02/15/24	4.125%	3,290,000	3,408,424
Five Corners Funding Trust (a)
11/15/23	4.419%	3,290,000	3,427,344
ING Capital Funding Trust III (b)
12/31/49	3.882%	2,130,000	2,119,350
Massachusetts Mutual Life Insurance Co. (a)
04/15/65	4.500%	1,800,000	1,636,173

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Life Insurance (continued)
MetLife Capital Trust X (a)
04/08/38	9.250%	$10,187,000	$14,259,763
MetLife, Inc.
08/01/39	10.750%	5,287,000	8,369,321
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	3,465,000	3,468,895
Prudential Financial, Inc.
12/01/17	6.000%	431,000	473,803
Prudential Financial, Inc. (b)
09/15/42	5.875%	3,895,000	4,118,963
Teachers Insurance & Annuity Association of America (a)
09/15/44	4.900%	1,695,000	1,762,886
Total			43,044,922
Lodging —%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	715,000	744,494
Playa Resorts Holding BV (a)
08/15/20	8.000%	505,000	523,937
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	75,000	74,250
Total			1,342,681
Media and Entertainment 0.8%
AMC Networks, Inc.
12/15/22	4.750%	898,000	904,735
Cable One, Inc. (a)
06/15/22	5.750%	138,000	141,105
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	324,000	337,770
MDC Partners, Inc. (a)
04/01/20	6.750%	625,000	618,750
Netflix, Inc. (a)
02/15/22	5.500%	358,000	372,320
02/15/25	5.875%	526,000	552,300
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	263,000	269,575
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	453,000	465,458
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	43,000	43,860
Scripps Networks Interactive, Inc.
06/15/22	3.500%	7,390,000	7,299,421
06/15/25	3.950%	1,258,000	1,236,150
Sky PLC (a)
11/26/22	3.125%	2,092,000	2,034,698
09/16/24	3.750%	7,170,000	6,941,592
Thomson Reuters Corp.
09/29/24	3.850%	3,258,000	3,249,304
Univision Communications, Inc. (a)
09/15/22	6.750%	176,000	189,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Media and Entertainment (continued)
05/15/23	5.125%	$489,000	$490,223
02/15/25	5.125%	691,000	692,727
iHeartCommunications, Inc.
03/01/21	9.000%	279,000	252,495
iHeartCommunications, Inc. (a)
03/15/23	10.625%	425,000	397,375
Total			26,489,058
Metals 0.3%
ArcelorMittal
03/01/21	6.250%	163,000	164,630
02/25/22	7.000%	432,000	447,120
10/15/39	7.750%	739,000	713,135
03/01/41	7.500%	2,503,000	2,384,107
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	195,000	179,400
Teck Resources Ltd.
01/15/21	4.500%	4,267,000	3,645,127
Vale Overseas Ltd.
01/11/22	4.375%	2,355,000	2,267,159
Total			9,800,678
Midstream 1.5%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	516,000	525,030
Columbia Pipeline Group, Inc. (a)
06/01/25	4.500%	10,099,000	10,048,061
06/01/45	5.800%	1,945,000	1,913,205
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	49,000	49,367
03/01/22	6.125%	220,000	217,250
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	384,000	385,920
Energy Transfer Equity LP
01/15/24	5.875%	140,000	142,450
06/01/27	5.500%	617,000	604,660
Kinder Morgan Energy Partners LP
10/01/21	5.000%	3,523,000	3,685,470
Kinder Morgan, Inc. (a)
11/15/23	5.625%	3,606,000	3,754,329
MarkWest Energy Partners LP/Finance Corp.
07/15/23	4.500%	543,000	528,067
12/01/24	4.875%	685,000	667,875
06/01/25	4.875%	42,000	40,845
NiSource Finance Corp.
02/15/23	3.850%	3,305,000	3,425,438
12/15/40	6.250%	2,571,000	3,144,629
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	213,000	202,350
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	692,000	681,620
Southern Natural Gas Co. LLC
03/01/32	8.000%	2,791,000	3,322,733

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Midstream (continued)
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	$19,000	$18,762
11/15/23	4.250%	320,000	296,000
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	559,000	578,565
11/15/19	4.125%	186,000	186,000
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	73,000	75,555
10/15/22	6.250%	607,000	634,315
Williams Companies, Inc. (The)
01/15/23	3.700%	7,275,000	6,565,964
06/24/24	4.550%	3,504,000	3,316,452
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	6,726,000	6,586,940
Williams Partners LP
09/15/45	5.100%	2,190,000	1,890,912
Total			53,488,764
Natural Gas 0.3%
Sempra Energy
10/01/22	2.875%	11,768,000	11,470,811
Oil Field Services 0.8%
Noble Holding International Ltd.
03/15/17	2.500%	11,597,000	11,354,495
03/16/18	4.000%	6,656,000	6,645,810
03/01/21	4.625%	4,340,000	4,061,602
03/15/22	3.950%	1,216,000	1,051,033
04/01/25	5.950%	3,850,000	3,501,729
04/01/45	6.950%	2,625,000	2,220,385
Transocean, Inc.
12/15/21	6.875%	145,000	122,706
10/15/22	4.300%	420,000	305,025
Total			29,262,785
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	314,000	324,990
Other Industry 1.7%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	10,180,000	9,403,317
CB Richard Ellis Services, Inc.
03/15/25	5.250%	252,000	262,080
Massachusetts Institute of Technology
07/01/14	4.678%	8,730,000	9,426,916
Northwestern University
12/01/38	3.688%	7,960,000	7,878,887
President and Fellows of Harvard College
10/15/40	4.875%	3,345,000	3,908,237
President and Fellows of Harvard College (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Other Industry (continued)
01/15/39	6.500%	$6,545,000	$9,123,488
University of Notre Dame du Lac
02/15/45	3.438%	18,390,000	17,122,120
WW Grainger, Inc.
06/15/45	4.600%	1,768,000	1,816,935
Total			58,941,980
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	346,000	358,110
Duke Realty LP
06/15/22	4.375%	4,325,000	4,524,162
Total			4,882,272
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	184,000	188,600
Berry Plastics Corp.
07/15/23	5.125%	190,000	186,675
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	116,000	115,420
06/15/17	6.000%	35,000	34,825
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	276,000	277,380
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,181,000	1,222,335
02/15/21	8.250%	292,000	302,950
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	367,000	358,743
Total			2,686,928
Pharmaceuticals 0.9%
Actavis Funding SCS
03/15/22	3.450%	9,586,000	9,429,643
Actavis Funding SCS (b)
09/01/16	1.158%	1,690,000	1,690,551
Concordia Healthcare Corp. (a)
04/15/23	7.000%	176,000	179,300
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	370,000	381,100
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	412,000	428,480
Forest Laboratories LLC (a)
02/15/21	4.875%	4,470,000	4,830,787
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	445,000	449,450
Jaguar Holding Co. I PIK (a)
10/15/17	9.375%	216,000	220,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	$312,000	$332,280
Johnson & Johnson
12/05/33	4.375%	6,158,000	6,631,723
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	109,000	109,818
Novartis Securities Investment Ltd.
02/10/19	5.125%	3,491,000	3,888,663
Quintiles Transnational Corp. (a)
05/15/23	4.875%	267,000	270,837
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	485,000	511,069
12/01/21	5.625%	312,000	321,360
03/01/23	5.500%	209,000	213,702
05/15/23	5.875%	877,000	911,992
04/15/25	6.125%	643,000	671,935
Total			31,473,280
Property & Casualty 0.6%
Chubb Corp. (The) (b)
03/29/67	6.375%	8,115,000	8,388,881
HUB International Ltd. (a)
10/01/21	7.875%	875,000	893,594
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	88,000	88,000
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,055,000	4,415,927
03/15/35	6.500%	2,330,000	2,683,613
05/01/42	6.500%	1,065,000	1,267,795
Transatlantic Holdings, Inc.
11/30/39	8.000%	3,280,000	4,378,623
Total			22,116,433
Railroads 0.4%
BNSF Funding Trust I (b)
12/15/55	6.613%	6,286,000	7,103,180
Canadian Pacific Railway Co.
03/15/23	4.450%	3,540,000	3,803,344
Canadian Pacific Railway Co. (f)
08/01/45	4.800%	2,810,000	2,829,797
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	219,000	221,190
Total			13,957,511
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	491,000	491,000
04/01/22	6.000%	269,000	277,689
Yum! Brands, Inc.
11/01/43	5.350%	3,270,000	3,267,423
Total			4,036,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Retailers 0.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$204,000	$212,160
CVS Health Corp.
07/20/25	3.875%	1,185,000	1,205,417
07/20/45	5.125%	2,890,000	3,062,010
CVS Pass-Through Trust (a)
08/11/36	4.163%	5,217,859	5,250,296
Caleres, Inc. (a)
08/15/23	6.250%	93,000	93,814
Dollar Tree, Inc. (a)
03/01/23	5.750%	407,000	429,385
Group 1 Automotive, Inc.
06/01/22	5.000%	381,000	381,000
L Brands, Inc.
04/01/21	6.625%	191,000	214,756
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	13,240,000	15,702,243
Penske Automotive Group, Inc.
12/01/24	5.375%	222,000	223,665
PetSmart, Inc. (a)
03/15/23	7.125%	338,000	357,435
Rite Aid Corp.
06/15/21	6.750%	80,000	85,000
02/15/27	7.700%	234,000	272,610
Rite Aid Corp. (a)
04/01/23	6.125%	625,000	649,219
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	412,830
Wal-Mart Stores, Inc.
04/11/23	2.550%	3,010,000	2,937,360
Total			31,489,200
Technology 0.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	546,000	567,157
04/01/20	6.375%	15,000	15,600
08/01/22	5.375%	632,000	625,680
Ancestry.com, Inc.
12/15/20	11.000%	224,000	254,240
Audatex North America, Inc. (a)
06/15/21	6.000%	426,000	435,053
11/01/23	6.125%	300,000	293,250
Equinix, Inc.
01/01/22	5.375%	411,000	417,165
First Data Corp.
01/15/21	11.250%	49,000	54,390
01/15/21	12.625%	338,000	391,235
First Data Corp. (a)
01/15/21	8.250%	558,000	590,782
Goodman Networks, Inc.
07/01/18	12.125%	242,000	183,315

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Technology (continued)
MSCI, Inc. (a)
11/15/24	5.250%	$366,000	$373,210
NCR Corp.
12/15/23	6.375%	218,000	229,718
NXP BV/Funding LLC (a)
06/15/22	4.625%	247,000	244,530
Oracle Corp.
05/15/22	2.500%	8,333,000	8,097,901
05/15/45	4.125%	2,809,000	2,652,648
Plantronics, Inc. (a)
05/31/23	5.500%	184,000	186,760
Riverbed Technology, Inc. (a)
03/01/23	8.875%	311,000	292,340
SS&C Technologies Holdings, Inc. (a)
07/15/23	5.875%	229,000	237,015
VeriSign, Inc.
05/01/23	4.625%	370,000	357,975
04/01/25	5.250%	277,000	279,078
Zebra Technologies Corp. (a)
10/15/22	7.250%	508,000	556,260
Total			17,335,302
Tobacco 0.2%
Imperial Tobacco Finance PLC (a)
07/20/18	2.050%	5,474,000	5,469,522
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	3,118,000	2,864,388
FedEx Corp.
02/01/45	4.100%	1,365,000	1,240,230
Total			4,104,618
Wireless 0.2%
Altice SA (a)
05/15/22	7.750%	458,000	461,435
02/15/25	7.625%	128,000	125,440
Altice US Finance I Corp. (a)
07/15/23	5.375%	406,000	408,030
Altice US Finance II Corp. (a)
07/15/25	7.750%	16,000	15,880
Crown Castle International Corp.
04/15/22	4.875%	458,000	469,997
01/15/23	5.250%	450,000	471,375
Numericable-SFR (a)
05/15/19	4.875%	12,000	12,180
05/15/22	6.000%	654,000	665,445
SBA Telecommunications, Inc.
07/15/20	5.750%	299,000	312,455
Sprint Communications, Inc.
08/15/20	7.000%	464,000	446,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (l) (continued)
Wireless (continued)
11/15/22	6.000%	$321,000	$281,998
Sprint Communications, Inc. (a)
11/15/18	9.000%	978,000	1,095,360
03/01/20	7.000%	240,000	255,600
Sprint Corp.
06/15/24	7.125%	192,000	175,680
T-Mobile USA, Inc.
04/28/20	6.542%	83,000	87,432
04/28/21	6.633%	1,010,000	1,069,287
04/01/23	6.625%	244,000	259,860
01/15/24	6.500%	256,000	270,321
03/01/25	6.375%	73,000	76,559
Wind Acquisition Finance SA (a)
04/30/20	6.500%	226,000	240,125
07/15/20	4.750%	532,000	543,970
04/23/21	7.375%	359,000	380,540
Total			8,124,989
Wirelines 0.8%
AT&T, Inc.
06/30/22	3.000%	4,665,000	4,514,097
12/15/42	4.300%	2,115,000	1,827,662
05/15/46	4.750%	2,175,000	2,006,053
CenturyLink, Inc.
12/01/23	6.750%	418,000	419,045
CenturyLink, Inc. (a)
04/01/25	5.625%	390,000	356,362
Frontier Communications Corp.
04/15/22	8.750%	851,000	844,086
01/15/25	6.875%	231,000	196,639
Level 3 Communications, Inc.
12/01/22	5.750%	299,000	301,242
Level 3 Financing, Inc.
01/15/21	6.125%	198,000	207,653
08/15/22	5.375%	386,000	389,860
Level 3 Financing, Inc. (a)
02/01/23	5.625%	96,000	97,680
Verizon Communications, Inc.
11/01/21	3.000%	2,454,000	2,435,455
09/15/23	5.150%	6,024,000	6,630,129
11/01/24	3.500%	1,125,000	1,106,673
03/15/34	5.050%	4,650,000	4,686,842
09/15/43	6.550%	1,635,000	1,931,636
Windstream Services LLC
10/15/20	7.750%	120,000	109,875
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	1,030,000	1,033,337
05/15/25	6.375%	59,000	58,336
Total			29,152,662
Total Corporate Bonds & Notes (Cost: $983,777,142)			$968,797,873

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 25.6%
Federal Home Loan Mortgage Corp.
03/01/17-11/01/26	8.500%	$90,606	$103,695
04/01/21	9.000%	1,858	1,882
08/01/24-02/01/25	8.000%	88,502	103,943
10/01/28-7/01/32	7.000%	1,021,447	1,209,612
10/01/31-7/01/37	6.000%	2,953,626	3,381,683
04/01/33-06/01/33	5.500%	2,216,118	2,493,684
06/01/43	3.500%	10,763,422	11,196,394
Federal Home Loan Mortgage Corp. (b)(g)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.783%	1,795,085	433,765
CMO IO STRIPS Series 337 Class S1
09/15/44	5.863%	4,814,714	1,271,819
CMO IO Series 311 Class S1
08/15/43	5.763%	11,796,415	2,577,408
CMO IO Series 326 Class S2
03/15/44	5.763%	13,688,414	3,309,430
Federal Home Loan Mortgage Corp. (g)
CMO IO Series 329 Class C5
06/15/43	3.500%	26,663,258	5,860,311
CMO IO Series 4120 Class IA
10/15/42	3.500%	13,427,271	2,427,516
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,542,647	801,723
CMO IO Series 4182 Class DI
05/15/39	3.500%	9,332,082	1,456,915
Federal National Mortgage Association
09/01/18	10.000%	11,563	12,527
04/01/23	8.500%	18,171	19,242
06/01/24	9.000%	24,335	26,507
02/01/25-8/01/27	8.000%	137,170	159,560
03/01/26-7/01/38	7.000%	2,966,934	3,559,879
04/01/27-6/01/32	7.500%	268,588	314,804
05/01/29-8/01/38	6.000%	18,917,764	21,577,366
08/01/29-2/01/43	3.000%	37,178,232	37,726,838
04/01/30-6/01/44	3.500%	38,918,049	40,702,102
03/01/33-1/01/40	5.500%	13,350,520	15,076,544
08/01/40-05/01/41	5.000%	19,908,981	22,050,308
10/01/40-0/01/44	4.500%	20,545,211	22,344,038
03/01/42-6/01/45	4.000%	68,502,184	73,063,051
CMO Series 1988-4 Class Z
03/25/18	9.250%	9,927	10,490

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2013-121 Class KD
08/25/41	3.500%	$7,152,399	$7,501,522
Federal National Mortgage Association (b)
06/01/32	1.790%	3,942	3,952
07/01/37	5.965%	119,133	124,513
Federal National Mortgage Association (b)(g)
CMO IO Series 2013-101 Class CS
10/25/43	5.710%	7,474,562	1,837,520
Federal National Mortgage Association (f)
08/18/30-8/13/45	3.000%	69,950,000	71,813,877
08/13/45	3.500%	108,125,000	112,198,274
08/13/45	4.000%	90,900,000	96,701,974
08/13/45	4.500%	55,275,000	59,966,897
Federal National Mortgage Association (g)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	8,229,421	1,298,231
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	18,742,011	3,782,456
Federal National Mortgage Association (i)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	1,423	1,409
Federal National Mortgage Association (j)
03/01/42	4.000%	14,516,795	15,557,192
Government National Mortgage Association
06/15/16-0/15/16	9.000%	631	636
05/15/17	8.000%	990	1,020
12/15/23-7/20/28	7.500%	281,518	319,597
02/15/25	8.500%	28,067	33,391
01/15/30	7.000%	274,205	324,033
06/15/41	4.500%	14,091,541	15,434,858
05/15/42	3.000%	9,050,734	9,219,748
09/20/42	3.500%	6,841,633	7,173,510
Government National Mortgage Association (b)
07/20/25	1.625%	26,131	27,189
Government National Mortgage Association (f)
08/20/45	3.000%	14,425,000	14,670,675
08/20/45	3.500%	137,775,000	143,881,790
08/20/45	4.000%	50,500,000	53,766,744
Government National Mortgage Association (g)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	9,410,558	1,527,899
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,433,298	480,427
Total Residential Mortgage-Backed Securities - Agency (Cost: $879,332,489)			$890,922,370

Residential Mortgage-Backed Securities - Non-Agency 4.9%
ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	4.655%	4,335,000	4,390,775
CMO Series 2009-2 Class G75
05/24/36	4.655%	4,335,000	4,382,519

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
American Mortgage Trust Series 2093-3 Class 3A (b)(c)(e)
07/27/23	8.188%	$3,111	$1,887
BCAP LLC Trust (a)(b)
08/26/36	0.307%	3,832,424	3,765,253
09/26/36	3.500%	7,684,782	7,748,346
CMO Series 2010-RR7 Class 17A7
03/26/36	4.926%	500,000	452,917
CMO Series 2012-RR10 Class 9A1
10/26/35	2.708%	1,523,271	1,541,645
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	5,767,424	5,830,299
CMO Series 2014-RR3 Class 3A1
07/26/36	0.326%	831,546	792,147
Series 2010-RR11 Class 8A1
05/27/37	5.408%	3,355,490	3,425,467
BCAP LLC Series 2013-RR2 Class 7A1 (a)(b)
07/26/36	3.000%	3,988,941	3,978,969
Banc of America Funding Trust CMO Series 2012-R5 Class A (a)(b)
10/03/39	0.447%	3,508,118	3,470,509
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	690,055	688,818
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(b)
02/25/57	4.314%	1,600,000	1,548,520
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2012-A Class A
06/25/51	2.500%	4,442,916	4,369,234
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2009-9 Class 7A2
01/25/36	2.483%	1,600,000	1,531,544
CMO Series 2011-12 Class 3A3
09/25/47	2.545%	633,000	614,451
CMO Series 2012-7 Class 12A1
03/25/36	2.625%	2,288,416	2,291,505
CMO Series 2012-9 Class 1A1
02/20/36	4.865%	4,084,471	4,058,922
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	505,418	510,832
CMO Series 2013-2 Class 1A1
11/25/37	2.622%	4,169,661	4,174,010
CMO Series 2014-11 Class 3A3
09/25/36	0.347%	601,000	541,386
CMO Series 2014-12 Class 3A1
10/25/35	2.584%	9,084,984	9,215,061
CMO Series 2014-2 Class 3A3
08/25/37	0.327%	1,000,000	914,695
CMO Series 2014-C Class A
02/25/54	3.250%	1,382,321	1,323,668
Series 2013-11 Class 3A3
09/25/34	2.462%	906,540	870,633
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class A4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/25/58	4.250%	$4,915,912	$5,114,293
CMO Series 2015-A Class B3
06/25/58	4.500%	994,441	922,200
Citigroup Mortgage Loan Trust, Inc. (g)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	23,638,740	905,510
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	1,000,000	980,575
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	2.740%	7,740,000	7,826,523
CMO Series 2011-12R Class 3A1
07/27/36	2.103%	3,542,763	3,498,128
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,202,464	1,209,604
CMO Series 2011-17R Class 3A1
10/27/35	2.326%	2,009,566	2,001,935
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,480,028	9,403,003
CMO Series 2014-RPL4 Class A2
08/25/62	4.337%	3,500,000	3,358,250
Series 2012-11 Class 3A2
06/29/47	1.184%	1,058,140	963,568
Credit Suisse Securities (USA) LLC (a)(b)
02/25/54	3.077%	8,542,220	8,392,731
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (b)
07/25/25	5.188%	500,000	504,032
Freddie Mac Structured Agency Credit Risk Debt Notes (b)
CMO Series 2015-DNA1 Class M1
10/25/27	1.091%	5,023,847	4,998,977
CMO Series 2015-DNA1 Class M2
10/25/27	2.041%	3,800,000	3,770,390
CMO Series 2015-DNA2 Class M3
12/25/27	4.091%	2,000,000	1,975,358
GCAT Series 2013-RP1 Class A1 (a)(b)
06/25/18	3.500%	1,833,339	1,835,820
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	3,448,270	3,452,446
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.606%	4,210,000	4,224,289
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (a)(b)
10/26/36	3.250%	1,084,239	1,073,154
Morgan Stanley Re-Remic Trust (a)(b)
09/26/35	2.756%	5,570,881	5,778,118
NRPL Trust Series 2014-1A Class A1 (a)(b)
05/25/48	3.250%	1,869,734	1,869,734

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
NZES Series 2015-PLS1 Class A (a)(b)
04/25/17	5.430%	$1,782,956	$1,789,642
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	405,450	409,004
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,568,871	2,590,999
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.360%	4,089,633	3,935,253
CMO Series 2014-6R Class 3A1
01/26/36	0.447%	6,612,510	6,176,225
Pretium Mortgage Credit Partners I (a)(b)
Series 2015-NPL1 Class A1
05/28/30	3.625%	3,561,095	3,551,080
Series 2015-NPL1 Class A2
05/28/30	4.250%	1,000,000	974,850
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(b)
05/27/30	3.750%	1,000,000	998,750
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (b)
07/20/34	1.508%	1,114,169	404,567
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)
12/25/34	4.740%	56,481	57,644
VML LLC CMO Series 2014-NPL1 Class A1 (a)(b)
04/27/54	3.875%	2,616,558	2,622,807
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $170,902,560)			$170,003,471

Commercial Mortgage-Backed Securities - Non-Agency 6.0%
American Homes 4 Rent (a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	953,013
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.750%	3,100,000	2,973,529
Series 2014-SFR1 Class F
06/17/31	3.500%	1,300,000	1,249,349
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.691%	1,000,000	1,002,445
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (a)
04/14/33	3.218%	6,600,000	6,615,137

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (b)
09/10/47	5.156%	$3,484,446	$3,486,676
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (a)(b)
09/27/44	1.901%	1,000,000	916,725
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (b)
05/15/46	5.766%	5,993,792	6,376,879
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3
06/15/57	3.231%	3,000,000	3,008,124
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (b)(g)
07/15/29	1.557%	2,390,449	94,707
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A3
04/10/48	2.935%	2,215,000	2,159,721
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (b)
07/15/44	5.202%	319,024	318,602
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	8,560,000	8,622,583
Series 2015-LC19 Class A4
02/10/48	3.183%	2,455,000	2,459,179
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)
06/15/39	5.699%	5,875,493	6,174,497
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)
09/18/39	5.467%	4,743,993	4,846,539
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	14,035,000	15,500,619
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)
08/10/45	5.795%	8,360,000	8,506,392
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)(b)
05/12/35	5.743%	3,330,614	3,647,599
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	4,028,798	4,227,301
Invitation Homes Trust (a)(b)
Series 2015-SFR3 Class A
08/17/32	1.487%	10,346,886	10,322,123
Series 2015-SFR3 Class F
08/17/32	4.937%	2,000,000	1,992,967
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A4
01/15/48	3.494%	10,850,000	11,105,073

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-C27 Class A4
02/15/48	3.179%	$3,593,000	$3,575,065
Series 2015-C28 Class A3
10/15/48	2.912%	9,955,000	9,728,821
Series 2015-C28 Class A4
10/15/48	3.227%	8,680,000	8,650,162
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)
07/15/44	5.899%	4,640,000	4,981,866
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	7,935,296	8,318,103
LB-UBS Commercial Mortgage Trust (b)
Series 2006-C4 Class AM
06/15/38	5.852%	2,585,000	2,680,829
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(g)
12/15/30	0.900%	2,362,879	37,764
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3 (b)
08/12/49	5.881%	7,680,000	8,201,825
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	2,560,000	2,514,300
Series 2015-C21 Class A3
03/15/48	3.077%	2,745,000	2,722,958
Series 2015-C22 Class A3
04/15/48	3.046%	6,500,000	6,420,122
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.795%	4,285,000	4,553,849
Series 2010-GG10 Class A4A
08/15/45	5.795%	4,946,571	5,233,041
Series 2010-GG10 Class A4B
08/15/45	5.795%	2,665,000	2,819,309
ORES NPL LLC (a)
Series 2013-LV2 Class A
09/25/25	3.081%	1,499,838	1,499,838
Series 2014-LV3 Class A
03/27/24	3.000%	4,486,893	4,486,893
Rialto Real Estate Fund LLC (a)
Series 2014-LT6 Class A
09/15/24	2.750%	1,664,482	1,664,369
Series 2015-LT7 Class B
12/25/32	5.071%	2,000,000	1,999,814
Rialto Real Estate Fund LP (a)
Series 2013-LT3 Class A
06/20/28	2.500%	308,181	308,181
Series 2014-LT5 Class A
05/15/24	2.850%	793,194	793,432
Series 2014-LT6 Class B
09/15/24	5.486%	1,000,000	1,000,598
VFC LLC (a)
Series 2014-2 Class A
07/20/30	2.750%	944,623	944,859
Series 2015-3 Class B
12/20/31	4.750%	500,000	499,265

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	$3,180,000	$3,287,185
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	5,425,000	5,395,808
Series 2015-C27 Class A4
02/15/48	3.190%	7,725,000	7,714,312
Series 2015-LC20 Class A4
04/15/50	2.925%	4,460,000	4,353,062
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $216,150,860)			$210,945,409

Asset-Backed Securities - Agency 2.4%
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	1,069,399	1,072,334
Series 2012-20G Class 1
07/01/32	2.380%	1,635,404	1,623,955
Series 2012-20L Class 1
12/01/32	1.930%	1,728,096	1,672,614
Series 2013-20A Class 1
01/01/33	2.130%	4,143,833	4,034,562
Series 2013-20B Class 1
02/01/33	2.210%	14,794,977	14,559,210
Series 2013-20C Class 1
03/01/33	2.220%	9,247,194	9,141,282
Series 2013-20D Class 1
04/01/33	2.080%	14,045,598	13,672,768
Series 2013-20G Class 1
07/01/33	3.150%	2,630,850	2,722,688
Series 2013-20L Class 1
12/01/33	3.380%	1,614,173	1,675,723
Series 2014-20C Class 1
03/01/34	3.210%	2,134,880	2,207,848
Series 2014-20D Class 1
04/01/34	3.110%	6,867,483	7,073,211
Series 2014-20E Class 1
05/01/34	3.000%	6,140,511	6,311,195
Series 2014-20F Class 1
06/01/34	2.990%	4,256,839	4,379,422
Series 2014-20G Class 1
07/01/34	2.870%	5,340,609	5,421,521
Series 2014-20H Class 1
08/01/34	2.880%	5,369,368	5,444,748
Series 2015-20C Class 1
03/01/35	2.720%	1,600,000	1,612,453
Total Asset-Backed Securities - Agency (Cost: $82,476,888)			$82,625,534

Asset-Backed Securities - Non-Agency 20.1%
A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/15/26	1.749%	$4,690,000	$4,673,993
Series 2014-1A Class A2A
07/15/26	2.174%	3,375,000	3,358,267
ALM XIV Ltd. Series 2014-14A Class A1 (a)(b)
07/28/26	1.724%	6,280,000	6,264,426
ARI Fleet Lease Trust (a)
Series 2014-A Class A2
11/15/22	0.810%	1,453,404	1,451,916
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.737%	1,274,872	1,274,890
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (b)
06/20/17	0.568%	6,505,000	6,504,662
AmeriCredit Automobile Receivables Trust Series 2015-1 Class A2B (b)
04/09/18	0.607%	8,931,506	8,931,506
Apidos CDO V (a)(b)
Series 2007-5A Class A1
04/15/21	0.529%	3,706,911	3,689,511
Series 2007-5A Class A1S
04/15/21	0.519%	2,712,308	2,691,917
Apidos CLO XVIII Series 2014-18A Class A1 (a)(b)
07/22/26	1.707%	9,460,000	9,435,527
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.137%	3,781,282	3,754,665
Ascentium Equipment Receivables Series 2015-1A Class A2 (a)
07/10/17	1.150%	2,545,000	2,546,203
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	6,385,000	6,400,547
BA Credit Card Trust Series 2014-A2 Class A (b)
09/16/19	0.457%	7,565,000	7,560,972
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,937,495	2,938,560
Babson CLO Ltd. Series 2006-2A Class A2 (a)(b)
10/16/20	0.529%	5,061,315	4,965,257
Barclays Dryrock Issuance Trust (b)
Series 2014-1 Class A
12/16/19	0.547%	5,140,000	5,135,385
Series 2014-2 Class A
03/16/20	0.527%	8,050,000	8,037,880
Betony CLO Ltd. Series 2015-1A Class E (a)(b)
04/15/27	5.639%	1,000,000	902,400

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.787%	$4,160,000	$4,164,761
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	5,640,000	5,613,563
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.717%	2,010,000	2,012,510
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.537%	1,820,000	1,817,900
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	535,429	535,317
Capital One Multi-Asset Execution Trust
Series 2014-A2 Class A2
01/15/20	1.260%	2,950,000	2,958,136
Series 2015-A2 Class A2
03/15/23	2.080%	5,990,000	5,995,797
Capital One Multi-Asset Execution Trust (b)
Series 2006-A11 Class A11
06/17/19	0.277%	8,000,000	7,985,872
CarMax Auto Owner Trust Series 2013-3 Class A3
04/16/18	0.970%	4,808,263	4,810,696
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (a)(b)
07/27/26	1.635%	9,050,000	9,153,432
Carlyle Global Market Strategies Series 2012-2AR Class A1R (a)(b)
07/20/23	1.583%	6,280,000	6,279,969
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	4,475,000	4,434,667
Series 2015-A4 Class A4
04/15/22	1.840%	2,180,000	2,168,071
Chase Issuance Trust (b)
Series 2007-A5 Class A5
03/15/19	0.227%	10,600,000	10,553,667
Series 2012-A10 Class A10
12/16/19	0.447%	4,175,000	4,167,773
Series 2012-A2 Class A2
05/15/19	0.457%	8,280,000	8,278,336
Series 2015-A6 Class A6
05/15/19	0.437%	15,000,000	14,983,851
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.438%	1,569,850	1,581,843
Series 2012-1A Class A
11/07/23	0.938%	180,774	180,818
Series 2012-2A Class A
05/07/24	0.638%	1,490,230	1,490,491
Series 2013-1A Class A
01/07/25	0.638%	1,680,106	1,680,833
Series 2014-1A Class A
03/07/26	0.608%	16,140,787	16,128,890

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	$2,440,000	$2,452,739
Series 2014-A5 Class A5
06/07/23	2.680%	4,075,000	4,159,031
Citibank Credit Card Issuance Trust (b)
Series 2013-A2 Class A2
05/26/20	0.467%	13,590,000	13,597,325
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (b)
08/25/35	5.517%	961,087	11,483
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	182,924	187,631
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	25,986	25,542
Countrywide Home Equity Loan Trust (b)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,004,379	1,990,102
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,310,441	2,294,203
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	9,135,000	9,071,574
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.289%	3,050,000	3,018,405
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	1.564%	5,405,000	5,388,472
Enterprise Fleet Financing LLC (a)
Series 2013-2 Class A2
03/20/19	1.060%	4,580,282	4,582,291
Series 2015-1 Class A2
09/20/20	1.300%	6,795,000	6,789,211
Series 2015-2 Class A2
02/22/21	1.590%	4,830,000	4,829,602
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	11,918	11,895
Flatiron CLO Ltd. Series 2015-1A Class A (a)(b)
04/15/27	1.574%	10,340,000	10,339,193
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	581,859	581,939
Series 2013-D Class A3
04/15/18	0.670%	4,085,708	4,083,582
Series 2015-A Class A3
09/15/19	1.280%	6,490,000	6,497,507
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	11,055,000	11,149,377
Series 2015-1 Class A
07/15/26	2.120%	19,335,000	19,301,840

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-2 Class A
01/15/27	2.440%	$5,695,000	$5,711,515
Ford Credit Floorplan Master Owner Trust
Series 2013-1 Class A1
01/15/18	0.850%	10,270,000	10,279,117
Ford Credit Floorplan Master Owner Trust (a)
Series 2013-2 Class A
03/15/22	2.090%	8,300,000	8,284,960
GE Dealer Floorplan Master Note Trust (b)
Series 2014-1 Class A
07/20/19	0.568%	7,625,000	7,594,502
Series 2015-1 Class A
01/20/20	0.688%	7,845,000	7,825,565
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (a)
08/24/16	0.590%	1,798,865	1,798,045
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,218,085	1,217,192
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	4,069,483	4,030,823
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	15,560,000	15,597,330
Series 2015-2 Class A3
12/20/18	1.680%	11,425,000	11,683,320
GM Financial Automobile Leasing Trust (b)
Series 2015-2 Class A2B
04/20/18	0.608%	2,800,000	2,781,477
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.607%	5,555,000	5,555,852
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	1.737%	17,410,000	17,403,767
GreatAmerica Leasing Receivables Series 2015-1 Class A2 (a)
06/20/17	1.120%	2,975,000	2,977,756
Harley-Davidson Motorcycle Trust (b)
Series 2014-1 Class A2B
04/15/18	0.357%	100,551	100,465
Series 2015-1 Class A2B
01/15/19	0.487%	3,162,965	3,160,582
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.739%	9,013,566	9,026,775
Series 2014-1 Class A
04/10/28	0.589%	3,967,475	3,970,424
Series 2015-1 Class A
07/10/29	0.759%	7,925,000	7,924,999
Honda Auto Receivables Owner Trust
Series 2012-3 Class A3
05/15/16	0.560%	2,666	2,666
Series 2013-4 Class A3
09/18/17	0.690%	2,278,735	2,277,565

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	$3,865,000	$3,864,715
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	7,016,000	7,016,255
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.537%	10,155,000	10,161,096
MMAF Equipment Finance LLC Series 2014-AA Class A2 (a)
04/10/17	0.520%	9,404,806	9,401,672
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.507%	9,420,000	9,410,300
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.504%	11,337,228	11,294,022
New York City Tax Lien Trust Series 2015-A Class A (a)(f)
11/10/28	1.340%	3,085,000	3,085,000
New York City Tax Liens Trust Series 2014-A Class A (a)
11/10/27	1.030%	1,063,008	1,062,088
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	3,431,743	3,433,351
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	68,058	68,062
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (b)
01/15/20	0.587%	5,895,000	5,896,018
OZLM VII Ltd. (a)(b)
Series 2014-7A Class A1B
07/17/26	1.779%	5,880,000	5,877,166
Series 2014-7A Class A2A
07/17/26	2.339%	3,995,000	3,948,638
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(b)
01/25/55	3.475%	1,031,022	1,029,360
Oak Hill Credit Partners X Ltd. (a)(b)
Series 2014-10A Class A
07/20/26	1.757%	5,570,000	5,570,000
Series 2014-10A Class B
07/20/26	2.387%	6,360,000	6,329,771
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(b)
04/15/26	1.809%	6,360,000	6,356,973
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.595%	9,200,000	9,185,262

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/22/25	5.424%	$1,000,000	$930,788
Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes (a)
Series 2015-T2 Class AT2
09/15/45	2.014%	4,200,000	4,199,958
Series 2015-T2 Class DT2
09/15/45	3.743%	1,350,000	1,350,014
Ocwen Freddie Advance Funding LLC Series 2015-T1 Class AT1 (a)
11/15/45	2.062%	1,600,000	1,599,840
OneMain Financial Issuance Trust Series 2015-2A Class A (a)
07/18/25	2.570%	7,465,000	7,462,667
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	588,159
SLM Student Loan Trust Series 2014-2 Class A1 (b)
07/25/19	0.441%	3,041,224	3,031,299
SMART Trust (a)
Series 2012-1USA Class A4A
12/14/17	2.010%	4,958,834	4,998,505
SMART Trust (b)
Series 2013-1US Class A3B
09/14/16	0.636%	365,950	365,831
Santander Drive Auto Receivables Trust (b)
Series 2014-2 Class A2B
07/17/17	0.507%	1,466,109	1,466,112
Series 2015-2 Class A2B
09/17/18	0.637%	15,650,000	15,649,998
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	1,802,808	1,786,028
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%	4,893,961	4,918,377
Symphony CLO Ltd. Series 2014-14A Class B1 (a)(b)
07/14/26	2.336%	4,225,000	4,210,665
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.039%	11,678,413	11,577,850
Synchrony Credit Card Master Note Trust Series 2011-2 Class A (b)
05/15/19	0.667%	10,120,000	10,126,750
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	2,629,805	2,610,210
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (a)
05/15/17	0.590%	1,976,565	1,976,536

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B (b)
11/15/17	0.397%	$1,680,000	$1,679,832
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (a)(b)
06/25/54	3.125%	775,997	772,863
USAA Auto Owner Trust
Series 2015-1 Class A2
03/15/18	0.820%	8,415,000	8,414,687
Series 2015-1 Class A3
06/17/19	1.200%	4,270,000	4,269,516
Venture XI CLO Ltd. Series 2012-11AR Class AR (a)(b)
11/14/22	1.575%	9,475,000	9,456,543
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (a)(b)
03/25/55	3.500%	723,070	721,488
Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1 (a)(b)
02/25/55	3.500%	1,092,529	1,090,998
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.508%	3,515,000	3,513,681
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	905,069	904,531
Series 2013-2 Class A3
04/20/18	0.700%	8,396,579	8,381,064
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (a)
05/15/17	0.700%	1,421,148	1,420,666
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	3,040,000	3,038,912
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	11,475,000	11,567,925
World Financial Network Credit Card Master Trust (b)
Series 2014-A Class A
12/15/19	0.567%	6,040,000	6,040,646
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	4,890,000	4,889,016
World Omni Automobile Lease Securitization Trust (b)
Series 2015-A Class A2B
05/15/18	0.563%	3,705,000	3,705,000
Total Asset-Backed Securities - Non-Agency (Cost: $702,695,209)			$698,770,022

U.S. Treasury Obligations 23.2%
U.S. Treasury
09/30/15	0.250%	91,107,000	91,121,236
11/15/15	0.375%	176,459,000	176,555,523
05/31/17	0.625%	32,143,000	32,130,432

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
06/30/17	0.625%	$21,489,000		$21,475,569
06/15/18	1.125%		4,277,700	4,297,754
07/15/18	0.875%		10,890,300	10,854,566
06/30/20	1.625%		117,340,800	117,799,163
06/30/22	2.125%		69,042,000	69,894,254
U.S. Treasury (j)
05/15/25	2.125%		158,899,000	157,806,569
02/15/45	2.500%		105,788,300	96,449,203
U.S. Treasury (h)
STRIPS
05/15/43	0.000%		68,949,000	29,449,566
Total U.S. Treasury Obligations (Cost: $799,172,470)				$807,833,835

U.S. Government & Agency Obligations 1.4%
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%		39,332,000	36,599,645
01/15/21	0.000%		12,780,000	11,452,133
Total U.S. Government & Agency Obligations (Cost: $47,095,226)				$48,051,778

Foreign Government Obligations(k)(l) 0.9%
Brazil 0.1%
Brazilian Government International Bond
01/20/34	8.250%		1,897,000	2,276,400
01/07/41	5.625%		1,986,000	1,846,483
Total				4,122,883
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%		2,900,000	2,823,150
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%		1,697,000	1,824,750
Denmark 0.2%
Danske Bank A/S (b)
12/31/49	5.750%	EUR	8,616,000	9,663,606
Mexico 0.1%
Mexico Government International Bond
03/15/22	3.625%		4,114,000	4,169,539
03/08/44	4.750%		1,785,000	1,731,450
Total				5,900,989

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (k)(l) (continued)
Qatar 0.1%
Nakilat, Inc. (a)
12/31/33	6.067%	$2,293,000	$2,665,613
Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%	2,015,000	2,105,675
United Kingdom 0.1%
Lloyds Banking Group PLC (b)
12/31/49	7.500%	3,896,000	4,061,580
Total Foreign Government Obligations (Cost: $34,868,742)			$33,168,246

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%
California 0.4%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	11,150,000	13,448,795
Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	1,752,712
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,090,000	1,119,550
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	2,530,000	2,223,718
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	1,995,000	2,004,816
Total			7,100,796
Kentucky 0.4%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	14,409,361	14,792,218

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	$8,565,000	$9,072,904
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (m)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	2,565,000	1,026,154
1st Subordinated Series 2009B
08/01/44	6.500%	1,020,000	438,620
1st Subordinated Series 2010C
08/01/41	5.250%	5,075,000	2,056,187
Total			3,520,961
Total Municipal Bonds (Cost: $47,305,630)			$47,935,674

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.4%
Banking 1.2%
Citigroup Capital XIII (b)
10/30/40	7.875%	570,958	$14,542,300
HSBC Holdings PLC
12/31/49	8.000%	165,495	4,309,490
M&T Bank Corp. (b)
12/31/49	6.375%	7,243	7,604,136
12/31/49	6.375%	1,660	1,757,160
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	156,841	4,320,969
State Street Corp. (b)
12/31/49	5.900%	72,535	1,883,734
U.S. Bancorp (b)
12/31/49	6.500%	185,112	5,307,161
Total			39,724,950
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	85,000	2,176,000
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	183,050	4,709,877
Property & Casualty —%
Allstate Corp. (The) (b)
01/15/53	5.100%	45,835	1,191,710
Total Preferred Debt (Cost: $46,399,213)			$47,802,537

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(n)
03/20/20	8.500%	$304,000	$302,480
Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (b)(n)
01/24/22	7.500%	49,000	49,107
Riverbed Technology, Inc. Term Loan (b)(n)
04/25/22	6.000%	452,324	457,300
Total			506,407
Total Senior Loans (Cost: $802,733)			$808,887

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow (c)(e)(o)(p)		2,725	$—
WMIH Corp. (o)		53,957	136,242
Total			136,242
TOTAL FINANCIALS			136,242
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (o)		1,493	84,190
TOTAL INDUSTRIALS			84,190
Total Common Stocks (Cost: $1,511,115)			$220,432

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value

Call Options Purchased Calls —%
Call-OTC 30-Year Interest Rate Swap (q)
	7,000,000	USD	2.75	07/28/16	$389,119
Total Options Purchased Calls (Cost: $375,550)					$389,119

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.124% (r)(s)	3,278,115	$3,278,115
Total Money Market Funds (Cost: $3,278,115)		$3,278,115
Total Investments
(Cost: $4,016,143,942) (t)		$4,011,553,302(u)
Other Assets & Liabilities, Net		(528,423,292)
Net Assets		$3,483,130,010

At July 31, 2015, securities totaling $21,604,420 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	09/03/2015	14,827,000 EUR	16,195,992 USD	—	(93,996)

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	38	USD	4,842,625	09/2015	—	(4,818)
US 2YR NOTE (CBT)	625	USD	136,914,063	09/2015	67,237	—
US ULTRA BOND CBT	82	USD	13,081,563	09/2015	416,286	—
Total			154,838,251		483,523	(4,818)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(114)	EUR	(16,314,886)	09/2015	—	(8,031)
US 5YR NOTE (CBT)	(1,555)	USD	(186,357,031)	09/2015	12,989	—
US LONG BOND(CBT)	(193)	USD	(30,095,938)	09/2015	—	(344,787)
Total			(232,767,855)		12,989	(352,818)

Credit Default Swap Contracts Outstanding at July 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Weatherford International PLC	09/20/20	1.000	1,625,000	210,819	(213,858)	(1,896)	—	(4,935)
Citibank	Campbell Soup Co.	03/20/20	1.000	11,125,000	(265,904)	162,090	(12,361)	—	(116,175)
Citibank	Campbell Soup Co.	09/20/20	1.000	3,870,000	(89,845)	77,670	(4,300)	—	(16,475)
Citibank	CDX Emerging Markets Index 23-V1	06/20/20	1.000	12,675,000	1,206,054	(1,175,703)	(14,083)	16,268	—
Citibank	D.R. Horton, Inc.	03/20/20	1.000	8,160,000	89,990	(214,443)	(9,066)	—	(133,519)
Citibank	Energy Transfer Partners, LP	06/20/20	1.000	4,375,000	116,748	(145,384)	(4,861)	—	(33,497)
Citibank	Home Depot, Inc.	09/20/20	1.000	38,785,000	(1,441,684)	1,376,755	(43,094)	—	(108,023)
Citibank	International Business Machines Corp.	06/20/20	1.000	3,245,000	(92,789)	77,796	(3,605)	—	(18,598)
Citibank	Marriott International, Inc.	06/20/20	1.000	13,505,000	(357,548)	336,950	(15,006)	—	(35,604)
Citibank	McDonald’s Corp.	06/20/20	1.000	8,585,000	(268,090)	243,097	(9,539)	—	(34,532)
Citibank	Morgan Stanley	06/20/20	1.000	8,035,000	(91,529)	63,178	(8,928)	—	(37,279)
Citibank	Nordstrom, Inc.	03/20/20	1.000	4,380,000	(112,417)	113,576	(4,867)	—	(3,708)
Citibank	Toll Brothers, Inc.	03/20/20	1.000	8,175,000	46,956	(115,906)	(9,084)	—	(78,034)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	06/20/20	1.000	25,840,000	(415,224)	360,764	(28,711)	—	(83,171)
Goldman Sachs International	Barclays Bank, PLC	06/20/20	1.000	16,045,000	(260,278)	232,012	(17,827)	—	(46,093)
Goldman Sachs International	Beazer Homes USA, Inc.	06/20/20	5.000	7,605,000	(210,068)	108,497	(42,250)	—	(143,821)
Goldman Sachs International	CDX Emerging Markets Index 23-V1	06/20/20	1.000	9,550,000	908,704	(808,921)	(10,611)	89,172	—
Goldman Sachs International	Citigroup, Inc.	03/20/20	1.000	11,205,000	(137,205)	98,380	(12,450)	—	(51,275)
Goldman Sachs International	Citigroup, Inc.	06/20/20	1.000	22,840,000	(258,233)	211,548	(25,378)	—	(72,063)
Goldman Sachs International	ConocoPhillips	06/20/20	1.000	6,480,000	(130,386)	168,243	(7,200)	30,657	—
Goldman Sachs International	Costco Wholesale Corp.	03/20/20	1.000	4,495,000	(164,161)	157,517	(4,995)	—	(11,639)
Goldman Sachs International	Eaton Corp. PLC	06/20/20	1.000	3,240,000	(82,682)	67,014	(3,600)	—	(19,268)
Goldman Sachs International	McDonald’s Corp.	03/20/20	1.000	11,065,000	(339,907)	266,926	(12,295)	—	(85,276)
Goldman Sachs International	McDonald’s Corp.	06/20/20	1.000	4,285,000	(133,811)	121,171	(4,761)	—	(17,401)
Goldman Sachs International	Morgan Stanley	06/20/20	1.000	8,675,000	(98,820)	68,211	(9,639)	—	(40,248)
Goldman Sachs International	Textron, Inc.	09/20/20	1.000	14,135,000	(147,193)	64,651	(15,706)	—	(98,248)
Goldman Sachs International	Toll Brothers, Inc.	03/20/20	1.000	17,095,000	98,191	(264,498)	(18,994)	—	(185,301)
JPMorgan	Anadarko Petroleum Corp.	06/20/20	1.000	4,375,000	11,215	(13,970)	(4,861)	—	(7,616)
JPMorgan	Barclays Bank, PLC	06/20/20	1.000	4,765,000	126,627	(110,856)	(5,294)	10,477	—
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/20	1.000	16,235,000	1,544,797	(1,382,935)	(18,039)	143,823	—
JPMorgan	ConocoPhillips	09/20/20	1.000	4,880,000	(95,941)	93,267	(5,693)	—	(8,367)
JPMorgan	D.R. Horton, Inc.	06/20/20	1.000	8,600,000	130,552	(205,345)	(9,555)	—	(84,348)
JPMorgan	D.R. Horton, Inc.	06/20/20	1.000	8,600,000	130,552	(204,937)	(9,555)	—	(83,940)
JPMorgan	Energy Transfer Partners, LP	09/20/20	1.000	4,880,000	153,574	(192,952)	(5,693)	—	(45,071)
JPMorgan	Goldman Sachs Group, Inc.	06/20/20	1.000	12,620,000	(91,208)	49,438	(14,022)	—	(55,792)
JPMorgan	Kinder Morgan, Inc.	06/20/20	1.000	4,375,000	160,091	(69,015)	(4,861)	86,215	—
JPMorgan	L Brands, Inc.	06/20/20	1.000	16,525,000	317,883	(290,874)	(18,361)	8,648	—
JPMorgan	McDonald’s Corp.	06/20/20	1.000	4,360,000	(136,153)	123,460	(4,845)	—	(17,538)
JPMorgan	Weatherford International PLC	09/20/20	1.000	4,880,000	633,106	(686,599)	(5,693)	—	(59,186)
Morgan Stanley	ConocoPhillips	06/20/20	1.000	4,365,000	(87,830)	115,207	(4,850)	22,527	—
Morgan Stanley	ConocoPhillips	06/20/20	1.000	2,180,000	(43,865)	56,465	(2,422)	10,178	—
Morgan Stanley	ConocoPhillips	06/20/20	1.000	2,180,000	(43,864)	57,673	(2,422)	11,387	—
Morgan Stanley	General Mills, Inc.	06/20/20	1.000	3,240,000	(104,047)	106,283	(3,600)	—	(1,364)
Morgan Stanley	Goldman Sachs Group, Inc.	03/20/20	1.000	20,570,000	(176,007)	121,576	(22,855)	—	(77,286)
Morgan Stanley	Newmont Mining Corp.	06/20/20	1.000	3,240,000	183,537	(28,701)	(3,600)	151,236	—
Morgan Stanley	Nucor Corp.	09/20/20	1.000	10,160,000	(96,535)	118,136	(11,289)	10,312	—
Morgan Stanley	Textron, Inc.	03/20/20	1.000	4,355,000	(58,460)	50,068	(4,839)	—	(13,231)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/20	5.000	216,847,620	684,285	—	(1,204,709)	—	(520,424)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/20	1.000	145,817,917	489,637	—	(162,020)	327,617	—
Total								918,517	(2,448,346)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	FedEx Corp.	06/20/20	1.000	0.425%	3,240,000	89,066	(77,727)	3,600	14,939
Goldman Sachs International	Barrick Gold Corp.	06/20/20	1.000	2.894%	3,240,000	(276,206)	87,414	3,600	—	(185,192)
Goldman Sachs International	Canadian Natural Resources Ltd.	06/20/20	1.000	1.468%	3,240,000	(70,069)	(20,855)	3,600	—	(87,324)
Morgan Stanley	Mondelez International, Inc.	06/20/20	1.000	0.373%	3,240,000	97,217	(105,966)	3,600	—	(5,150)
Total									14,939	(277,666)

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.925	07/31/2017	USD	175,191,000	37,187	—	(124,972)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.755	07/31/2020	USD	72,574,000	6,340	246,308	—
Total								246,308	(124,972)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $810,627,046 or 23.27% of net assets.

(b)	Variable rate security.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $42,956, which represents less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	2,959
WMI Holdings Corp. Escrow	03-28-2008	—
Washington Mutual Bank
01/15/15 5.125%	09-25-2007 - 05-14-2008	24,052,072

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2015, the value of these securities amounted to $341,109, which represents 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $42,956, which represents less than 0.01% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2015, the value of these securities amounted to $3,520,961 or 0.10% of net assets.

(n)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)	Non-income producing investment.
(p)	Negligible market value.
(q)	Purchased swaption contracts outstanding at July 31, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call - OTC 30-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Pay	2.750	08/01/2046	7,000,000	375,550	389,119

(r)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,280,193	154,444,613	(169,446,691)	3,278,115	3,056	3,278,115

(t)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $4,016,144,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,965,000
Unrealized Depreciation	(65,556,000)
Net Unrealized Depreciation	$(4,591,000)

(u)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	968,756,804	41,069	968,797,873
Residential Mortgage-Backed Securities - Agency	—	890,922,370	—	890,922,370
Residential Mortgage-Backed Securities - Non-Agency	—	153,647,953	16,355,518	170,003,471
Commercial Mortgage-Backed Securities - Non-Agency	—	209,137,390	1,808,019	210,945,409
Asset-Backed Securities - Agency	—	82,625,534	—	82,625,534
Asset-Backed Securities - Non-Agency	—	687,589,387	11,180,635	698,770,022
U.S. Treasury Obligations	778,384,269	29,449,566	—	807,833,835
U.S. Government & Agency Obligations	—	48,051,778	—	48,051,778
Foreign Government Obligations	—	33,168,246	—	33,168,246
Municipal Bonds	—	47,935,674	—	47,935,674
Preferred Debt	47,802,537	—	—	47,802,537
Senior Loans	—	808,887	—	808,887
Common Stocks
Financials	136,242	—	0	136,242
Industrials	84,190	—	—	84,190
Total Common Stocks	220,432	—	0	220,432
Options Purchased Calls	—	389,119	—	389,119
Money Market Funds	3,278,115	—	—	3,278,115
Total Investments	829,685,353	3,152,482,708	29,385,241	4,011,553,302
Derivatives
Assets
Futures Contracts	496,512	—	—	496,512
Swap Contracts	—	1,179,764	—	1,179,764
Liabilities
Forward Foreign Currency Exchange Contracts	—	(93,996)	—	(93,996)
Futures Contracts	(357,636)	—	—	(357,636)
Swap Contracts	—	(2,850,984)	—	(2,850,984)
Total	829,824,229	3,150,717,492	29,385,241	4,009,926,962

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2015	518,165	487,500	12,755,784	2,238,583	20,298,332	148,925	36,447,289
Increase (decrease) in accrued discounts/premiums	—	—	(1,071)	(111)	—	—	(1,182)
Realized gain (loss)	8,725	—	(26,080)	—	—	2,035	(15,320)
Change in unrealized appreciation (depreciation)(a)	(8,486)	—	(15,330)	(458)	(44,451)	(2,405)	(71,130)
Sales	(477,335)	—	(2,209,260)	(429,995)	(243,242)	(148,555)	(3,508,387)
Purchases	—	—	5,851,475	—	7,149,996	—	13,001,471
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(487,500)	—	—	(15,980,000)	—	(16,467,500)
Balance as of July 31, 2015	41,069	—	16,355,518	1,808,019	11,180,635	—	29,385,241

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2015 was $(60,239), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(15,330), Commercial Mortgage-Backed Securities — Non-Agency of $(458) and Asset-Backed Securities — Non-Agency of $(44,451).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Multi-Asset Income Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 9.5%

CONSUMER DISCRETIONARY 0.4%
Automobiles 0.1%
General Motors Co.	1,929	$60,783
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	779	77,791
Household Durables 0.1%
Leggett & Platt, Inc.	1,699	81,229
Leisure Products —%
Mattel, Inc.	1,052	24,417
Media 0.1%
National CineMedia, Inc.	1,163	18,026
Pearson PLC	1,763	33,121
Regal Entertainment Group, Class A	993	20,456
Vivendi SA	1,448	38,063
Total		109,666
TOTAL CONSUMER DISCRETIONARY		353,886
CONSUMER STAPLES 1.5%
Beverages 0.2%
Anheuser-Busch InBev NV	632	75,205
Coca-Cola Co. (The)	842	34,589
PepsiCo, Inc.	554	53,378
Total		163,172
Food & Staples Retailing —%
Wesfarmers Ltd.	885	27,392
Food Products 0.1%
General Mills, Inc.	1,292	75,207
Household Products 0.2%
Procter & Gamble Co. (The)	2,576	197,579
Personal Products —%
Unilever PLC	782	35,501
Tobacco 1.0%
Altria Group, Inc.	6,181	336,123
British American Tobacco PLC	2,065	122,575
Imperial Tobacco Group PLC	1,016	53,390

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	3,858	$329,975
Reynolds American, Inc.	240	20,590
Total		862,653
TOTAL CONSUMER STAPLES		1,361,504
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
BP PLC, ADR	3,163	116,936
Cenovus Energy, Inc.	1,026	14,953
Chevron Corp.	1,007	89,099
ConocoPhillips	2,398	120,715
Devon Energy Corp.	800	39,536
Enbridge, Inc.	355	15,464
ENI SpA	4,124	72,286
Exxon Mobil Corp.	1,222	96,795
Kinder Morgan, Inc.	10,621	367,911
Occidental Petroleum Corp.	2,505	175,851
Phillips 66	415	32,993
Pioneer Natural Resources Co.	260	32,960
Spectra Energy Corp.	1,274	38,551
Suncor Energy, Inc.	1,070	30,131
Total SA	1,358	67,226
Total		1,311,407
TOTAL ENERGY		1,311,407
FINANCIALS 2.7%
Banks 0.1%
Bank of Montreal	598	33,410
JPMorgan Chase & Co.	613	42,009
Mitsubishi UFJ Financial Group, Inc.	2,800	20,376
Total		95,795
Capital Markets 0.1%
BlackRock, Inc.	93	31,278
Deutsche Bank AG, Registered Shares	1,055	37,100
New Mountain Finance Corp.	1,707	24,769
Total		93,147
Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	1,249	115,795
Altisource Residential Corp.	2,393	39,389
Armada Hoffler Properties, Inc.	1,160	11,890
Ashford Hospitality Prime, Inc.	106	1,539

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc.	2,582	$22,567
BioMed Realty Trust, Inc.	761	16,392
Brandywine Realty Trust	1,180	16,249
CBL & Associates Properties, Inc.	5,074	82,909
Chesapeake Lodging Trust	353	11,321
Colony Capital, Inc.	2,878	65,388
Coresite Realty Corp.	369	18,524
Digital Realty Trust, Inc.	1,680	107,974
Duke Realty Corp.	4,006	80,801
DuPont Fabros Technology, Inc.	762	22,974
EastGroup Properties, Inc.	841	50,628
Education Realty Trust, Inc.	1,080	34,171
EPR Properties	1,475	84,252
Gaming and Leisure Properties, Inc.	2,378	77,879
Geo Group, Inc. (The)	1,683	63,533
Getty Realty Corp.	361	6,000
Gladstone Commercial Corp.	1,002	16,052
Government Properties Income Trust	1,649	28,478
HCP, Inc.	2,914	112,597
Healthcare Trust of America, Inc., Class A	2,230	56,040
Highwoods Properties, Inc.	1,647	69,717
Host Hotels & Resorts, Inc.	3,672	71,163
LaSalle Hotel Properties	667	22,191
Lexington Realty Trust	7,562	65,033
Medical Properties Trust, Inc.	4,131	56,471
Mid-America Apartment Communities, Inc.	518	41,616
NorthStar Realty Finance Corp.	3,440	55,040
One Liberty Properties, Inc.	1,523	34,420
Physicians Realty Trust	2,815	45,153
Ramco-Gershenson Properties Trust	2,682	45,433
Retail Properties of America, Inc., Class A	2,410	35,090
RLJ Lodging Trust	2,409	71,860
Sabra Health Care REIT, Inc.	942	25,764
Select Income REIT	1,983	39,799
Senior Housing Properties Trust	1,118	19,308
Sovran Self Storage, Inc.	467	44,463
Spirit Realty Capital, Inc.	7,396	75,069
STAG Industrial, Inc.	5,231	102,737
Sun Communities, Inc.	1,111	77,226
UDR, Inc.	1,473	49,802
Ventas, Inc.	489	32,807

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	1,082	$66,207
Total		2,289,711
TOTAL FINANCIALS		2,478,653
HEALTH CARE 1.1%
Pharmaceuticals 1.1%
AbbVie, Inc.	1,144	80,091
Bristol-Myers Squibb Co.	962	63,146
Johnson & Johnson	2,795	280,087
Merck & Co., Inc.	3,563	210,074
Merck KGaA	323	32,856
Pfizer, Inc.	8,820	318,049
Total		984,303
TOTAL HEALTH CARE		984,303
INDUSTRIALS 0.3%
Aerospace & Defense 0.2%
BAE Systems PLC	4,951	37,128
Lockheed Martin Corp.	796	164,851
Total		201,979
Air Freight & Logistics —%
Deutsche Post AG	1,131	34,183
Commercial Services & Supplies 0.1%
RR Donnelley & Sons Co.	2,731	47,929
Trading Companies & Distributors —%
Fly Leasing Ltd., ADR	1,070	16,093
TOTAL INDUSTRIALS		300,184
INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.3%
Cisco Systems, Inc.	9,717	276,157
IT Services —%
Paychex, Inc.	655	30,392
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	4,089	118,377

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	554	$18,858
Total		137,235
Software 0.3%
Microsoft Corp.	5,786	270,206
Technology Hardware, Storage & Peripherals —%
Seagate Technology PLC	896	45,338
TOTAL INFORMATION TECHNOLOGY		759,328
MATERIALS 0.2%
Chemicals 0.1%
BASF SE	369	31,833
LyondellBasell Industries NV, Class A	791	74,219
Total		106,052
Metals & Mining 0.1%
Nucor Corp.	655	28,912
Rio Tinto PLC	324	12,581
Total		41,493
TOTAL MATERIALS		147,545
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	7,946	276,044
BCE, Inc.	1,168	48,052
CenturyLink, Inc.	2,904	83,054
Orange SA	2,371	38,890
Verizon Communications, Inc.	844	39,491
Total		485,531
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	6,432	24,293
Vodafone Group PLC, ADR	1,272	48,056
Total		72,349
TOTAL TELECOMMUNICATION SERVICES		557,880
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	551	31,170
Duke Energy Corp.	898	66,650

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Electric Utilities (continued)
Exelon Corp.	1,066	$34,208
PPL Corp.	1,257	39,985
Xcel Energy, Inc.	1,550	53,738
Total		225,751
Multi-Utilities 0.2%
Ameren Corp.	879	36,109
CMS Energy Corp.	432	14,800
DTE Energy Co.	209	16,816
PG&E Corp.	637	33,449
Public Service Enterprise Group, Inc.	843	35,128
Sempra Energy	502	51,094
Total		187,396
TOTAL UTILITIES		413,147
Total Common Stocks (Cost: $8,963,283)		$8,667,837

	Shares	Value

Exchange-Traded Funds 14.9%

PowerShares S&P 500 High Dividend Portfolio ETF	95,144	3,120,723
SPDR Barclays Convertible Securities ETF	38,747	1,830,408
SPDR Barclays Long Term Corporate Bond ETF	65,126	2,547,078
SPDR Blackstone/GSO Senior Loan ETF	65,155	3,192,595
iShares Core High Dividend ETF	25,889	1,932,355
iShares Select Dividend ETF	12,550	957,816
Total Exchange-Traded Funds (Cost: $13,775,052)		$13,580,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.4%

Aerospace & Defense 0.3%
Bombardier, Inc. (a)
03/15/20	7.750%	14,000	$12,985
03/15/25	7.500%	30,000	24,825
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	80,000	82,200
TransDigm, Inc.
07/15/24	6.500%	102,000	102,510
TransDigm, Inc. (a)
05/15/25	6.500%	45,000	45,056
Total			267,576

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	$80,000	$82,800
Dana Holding Corp.
02/15/21	6.750%	50,000	52,438
Gates Global LLC/Co. (a)
07/15/22	6.000%	56,000	49,700
Schaeffler Finance BV (a)
05/15/21	4.250%	94,000	92,355
ZF North America Capital, Inc. (a)
04/29/25	4.750%	95,000	92,862
Total			370,155
Banking 3.5%
Ally Financial, Inc.
05/19/22	4.625%	50,000	49,875
03/30/25	4.625%	213,000	205,013
Bank of America Corp. (b)
12/31/49	6.250%	255,000	255,237
Bank of New York Mellon Corp. (The) (b)
12/29/49	4.500%	275,000	254,375
Barclays Bank PLC (b)
12/15/49	6.278%	245,000	268,275
12/31/49	6.625%	265,000	261,714
Citigroup, Inc. (b)
12/31/49	6.300%	255,000	249,900
Fifth Third Bancorp (b)
12/31/49	5.100%	275,000	254,375
HSBC Holdings PLC (b)
12/31/49	6.375%	260,000	261,300
JPMorgan Chase & Co. (b)
12/31/49	6.100%	255,000	255,637
Lloyds Banking Group PLC (a)(b)
12/31/49	6.657%	230,000	258,750
PNC Financial Services Group, Inc. (The) (b)
12/31/49	4.850%	25,000	23,750
Royal Bank of Scotland Group PLC
05/28/24	5.125%	110,000	111,153
Wells Fargo & Co. (b)
12/31/49	5.900%	250,000	251,425
Wells Fargo Capital X
12/15/36	5.950%	250,000	250,000
Total			3,210,779
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	112,000	111,440
National Financial Partners Corp. (a)
07/15/21	9.000%	14,000	14,035
Total			125,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials 1.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	$40,000	$40,900
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	72,000	73,710
Cemex SAB de CV
01/15/21	7.250%	200,000	213,000
Elementia SAB de CV (a)
01/15/25	5.500%	200,000	202,000
HD Supply, Inc.
07/15/20	7.500%	146,000	155,855
HD Supply, Inc. (a)
12/15/21	5.250%	50,000	51,500
Nortek, Inc.
04/15/21	8.500%	48,000	51,360
Union Andina de Cementos SAA (a)
10/30/21	5.875%	200,000	204,500
Total			992,825
Cable and Satellite 1.6%
Altice Financing SA (a)
02/15/23	6.625%	50,000	51,500
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	178,000	176,220
CSC Holdings LLC
06/01/24	5.250%	124,000	114,855
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	76,000	70,585
DISH DBS Corp.
06/01/21	6.750%	166,000	175,545
11/15/24	5.875%	21,000	20,370
DigitalGlobe, Inc. (a)
02/01/21	5.250%	6,000	5,760
Hughes Satellite Systems Corp.
06/15/21	7.625%	52,000	57,525
Intelsat Jackson Holdings SA
10/15/20	7.250%	154,000	152,652
Intelsat Luxembourg SA
06/01/23	8.125%	46,000	36,570
Quebecor Media, Inc.
01/15/23	5.750%	40,000	41,000
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	52,000	51,740
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	72,000	69,660
Unitymedia GmbH (a)
01/15/25	6.125%	148,000	152,810
Videotron Ltd.
07/15/22	5.000%	50,000	50,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Cable and Satellite (continued)
Virgin Media Finance PLC (a)
10/15/24	6.000%	$200,000	$203,000
Ziggo Bond Finance BV (a)
01/15/25	5.875%	30,000	29,513
Total			1,459,876
Chemicals 1.0%
Angus Chemical Co. (a)
02/15/23	8.750%	74,000	75,850
Celanese U.S. Holdings LLC
06/15/21	5.875%	66,000	69,960
Chemours Co. LLC (The) (a)
05/15/23	6.625%	64,000	56,320
05/15/25	7.000%	39,000	34,210
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	62,000	61,535
Huntsman International LLC (a)
11/15/22	5.125%	20,000	19,300
INEOS Group Holdings SA (a)
02/15/19	5.875%	74,000	74,648
NOVA Chemicals Corp. (a)
05/01/25	5.000%	70,000	69,300
PQ Corp. (a)
11/01/18	8.750%	254,000	257,810
Platform Specialty Products Corp. (a)
02/01/22	6.500%	100,000	103,500
WR Grace & Co. (a)
10/01/21	5.125%	60,000	60,600
Total			883,033
Construction Machinery 0.1%
Ashtead Capital, Inc. (a)
10/01/24	5.625%	40,000	40,000
United Rentals North America, Inc.
06/15/23	6.125%	60,000	61,800
Total			101,800
Consumer Cyclical Services 0.5%
ADT Corp. (The)
07/15/22	3.500%	66,000	60,431
APX Group, Inc.
12/01/19	6.375%	104,000	101,660
12/01/20	8.750%	58,000	52,635
CEB, Inc. (a)
06/15/23	5.625%	15,000	15,038
IHS, Inc. (a)
11/01/22	5.000%	82,000	82,102
Interval Acquisition Corp. (a)
04/15/23	5.625%	52,000	52,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (continued)
Monitronics International, Inc.
04/01/20	9.125%	$54,000	$52,312
Total			416,438
Consumer Products 0.4%
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	80,000	84,700
Spectrum Brands, Inc.
11/15/22	6.625%	20,000	21,400
Spectrum Brands, Inc. (a)
12/15/24	6.125%	78,000	81,041
07/15/25	5.750%	44,000	45,311
Springs Industries, Inc.
06/01/21	6.250%	64,000	62,800
Tempur Sealy International, Inc.
12/15/20	6.875%	61,000	65,346
Total			360,598
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (a)
03/15/22	5.000%	62,000	61,845
Electric 0.5%
AES Corp. (The)
07/01/21	7.375%	94,000	103,165
NRG Energy, Inc.
07/15/22	6.250%	100,000	100,250
NRG Yield Operating LLC
08/15/24	5.375%	102,000	102,000
Talen Energy Supply LLC (a)
06/01/25	6.500%	47,000	46,060
TerraForm Power Operating LLC (a)
02/01/23	5.875%	70,000	70,657
06/15/25	6.125%	8,000	8,020
Total			430,152
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	40,000	40,956
Finance Companies 1.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
10/01/21	5.000%	342,000	355,252
Aircastle Ltd.
03/15/21	5.125%	60,000	61,800
CIT Group, Inc.
05/15/20	5.375%	128,000	135,281
Navient Corp.
10/26/20	5.000%	194,000	178,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Finance Companies (continued)
OneMain Financial Holdings, Inc. (a)
12/15/21	7.250%	$100,000	$104,250
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	110,000	105,600
Quicken Loans, Inc. (a)
05/01/25	5.750%	88,000	85,140
Springleaf Finance Corp.
10/01/23	8.250%	120,000	134,400
iStar Financial, Inc.
07/01/19	5.000%	42,000	41,215
Total			1,201,903
Food and Beverage 0.4%
B&G Foods, Inc.
06/01/21	4.625%	74,000	73,630
Constellation Brands, Inc.
11/15/24	4.750%	70,000	71,400
Diamond Foods, Inc. (a)
03/15/19	7.000%	50,000	51,125
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	20,000	20,275
Post Holdings, Inc. (a)
12/15/22	6.000%	23,000	22,310
WhiteWave Foods Co. (The)
10/01/22	5.375%	97,000	101,850
Total			340,590
Gaming 0.6%
Boyd Gaming Corp.
05/15/23	6.875%	31,000	32,240
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	72,000	74,250
International Game Technology PLC (a)
02/15/22	6.250%	106,000	104,277
MGM Resorts International
12/15/21	6.625%	98,000	103,513
03/15/23	6.000%	24,000	24,420
Scientific Games International, Inc.
12/01/22	10.000%	110,000	106,837
Scientific Games International, Inc. (a)
01/01/22	7.000%	100,000	103,625
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	44,000	41,910
Total			591,072
Health Care 2.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	32,000	31,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
Alere, Inc. (a)
07/01/23	6.375%	$37,000	$38,480
Amsurg Corp.
11/30/20	5.625%	50,000	51,500
CHS/Community Health Systems, Inc.
08/01/21	5.125%	100,000	103,750
02/01/22	6.875%	196,000	209,720
ConvaTec Finance International SA PIK (a)(b)
01/15/19	8.250%	32,000	31,600
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	138,000	146,970
Emdeon, Inc.
12/31/19	11.000%	58,000	62,858
ExamWorks Group, Inc.
04/15/23	5.625%	40,000	41,050
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	132,000	142,560
HCA Holdings, Inc.
02/15/21	6.250%	192,000	210,240
HCA, Inc.
02/15/20	6.500%	179,000	200,144
02/01/25	5.375%	107,000	109,407
Hologic, Inc. (a)
07/15/22	5.250%	36,000	37,170
LifePoint Health, Inc.
12/01/21	5.500%	60,000	62,250
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	70,000	72,275
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	22,000	22,495
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	30,000	30,450
Tenet Healthcare Corp.
04/01/21	4.500%	148,000	148,740
04/01/22	8.125%	160,000	179,501
Tenet Healthcare Corp. (a)
06/15/23	6.750%	41,000	42,845
Universal Health Services, Inc. (a)
08/01/22	4.750%	80,000	81,800
Total			2,057,725
Home Construction 0.4%
DR Horton, Inc.
02/15/20	4.000%	42,000	42,840
02/15/23	4.750%	19,000	19,143
Meritage Homes Corp.
04/01/22	7.000%	98,000	104,370
Standard Pacific Corp.
11/15/24	5.875%	82,000	84,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	$116,000	$115,710
Total			366,318
Independent Energy 2.0%
Antero Resources Corp.
12/01/22	5.125%	84,000	79,380
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	156,000	149,729
Chesapeake Energy Corp.
03/15/23	5.750%	160,000	135,200
Concho Resources, Inc.
04/01/23	5.500%	154,000	154,000
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	70,000	72,450
Diamondback Energy, Inc.
10/01/21	7.625%	50,000	53,000
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	100,000	103,750
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
06/15/23	6.375%	95,000	88,825
Laredo Petroleum, Inc.
03/15/23	6.250%	222,000	220,335
Oasis Petroleum, Inc.
01/15/23	6.875%	208,000	188,240
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	212,000	212,530
RSP Permian, Inc. (a)
10/01/22	6.625%	50,000	50,375
Range Resources Corp.
08/15/22	5.000%	52,000	50,700
SM Energy Co.
11/15/22	6.125%	72,000	70,920
06/01/25	5.625%	15,000	14,175
Whiting Petroleum Corp.
04/01/23	6.250%	142,000	138,450
Total			1,782,059
Leisure 0.4%
AMC Entertainment, Inc.
02/15/22	5.875%	40,000	40,900
06/15/25	5.750%	8,000	7,960
Activision Blizzard, Inc. (a)
09/15/23	6.125%	190,000	204,725
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	70,000	72,534
Cinemark USA, Inc.
12/15/22	5.125%	30,000	30,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Leisure (continued)
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	$41,000	$39,462
Total			395,731
Life Insurance 0.3%
MetLife, Inc.
08/01/39	10.750%	155,000	245,365
Prudential Financial, Inc. (b)
09/15/42	5.875%	20,000	21,150
Total			266,515
Lodging 0.4%
Choice Hotels International, Inc.
07/01/22	5.750%	96,000	102,480
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	80,000	83,300
Playa Resorts Holding BV (a)
08/15/20	8.000%	102,000	105,825
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	45,000	44,550
Total			336,155
Media and Entertainment 1.2%
AMC Networks, Inc.
12/15/22	4.750%	126,000	126,945
Cable One, Inc. (a)
06/15/22	5.750%	24,000	24,540
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	148,000	154,290
MDC Partners, Inc. (a)
04/01/20	6.750%	98,000	97,020
Netflix, Inc. (a)
02/15/22	5.500%	119,000	123,760
02/15/25	5.875%	28,000	29,400
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	40,000	41,000
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	130,000	132,275
Univision Communications, Inc. (a)
02/15/25	5.125%	208,000	208,520
iHeartCommunications, Inc.
03/01/21	9.000%	142,000	128,510
Total			1,066,260
Metals 0.2%
Alcoa, Inc.
10/01/24	5.125%	48,000	48,240
ArcelorMittal
03/01/21	6.250%	107,000	108,070

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	$31,000	$28,520
Total			184,830
Midstream 0.9%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	86,000	87,505
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	26,000	25,675
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	72,000	72,360
Energy Transfer Equity LP
01/15/24	5.875%	24,000	24,420
06/01/27	5.500%	101,000	98,980
MarkWest Energy Partners LP/Finance Corp.
12/01/24	4.875%	244,000	237,900
06/01/25	4.875%	16,000	15,560
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	33,000	31,350
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	124,000	122,140
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	52,000	51,350
11/15/23	4.250%	68,000	62,900
Total			830,140
Oil Field Services 0.1%
Transocean, Inc.
12/15/21	6.875%	23,000	19,464
10/15/22	4.300%	64,000	46,480
Total			65,944
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	47,000	49,468
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	39,000	40,560
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	70,000	72,450
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	42,000	43,050
Berry Plastics Corp.
05/15/22	5.500%	30,000	30,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	$82,000	$82,410
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	50,000	51,750
02/15/21	6.875%	47,000	49,125
02/15/21	8.250%	98,000	101,675
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	52,000	50,830
Total			409,140
Pharmaceuticals 0.7%
Concordia Healthcare Corp. (a)
04/15/23	7.000%	40,000	40,750
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	60,000	61,800
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	52,000	52,520
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	20,000	20,150
Quintiles Transnational Corp. (a)
05/15/23	4.875%	42,000	42,604
Valeant Pharmaceuticals International, Inc. (a)
04/15/25	6.125%	420,000	438,900
Total			656,724
Property & Casualty 0.2%
HUB International Ltd. (a)
10/01/21	7.875%	142,000	145,018
Railroads 0.3%
BNSF Funding Trust I (b)
12/15/55	6.613%	235,000	265,550
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	42,000	42,420
Total			307,970
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	76,000	76,000
04/01/22	6.000%	36,000	37,163
Total			113,163
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	50,000	52,000
Caleres, Inc. (a)
08/15/23	6.250%	16,000	16,140
Dollar Tree, Inc. (a)
03/01/23	5.750%	80,000	84,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)
Group 1 Automotive, Inc.
06/01/22	5.000%	$52,000	$52,000
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	20,000	21,200
Penske Automotive Group, Inc.
12/01/24	5.375%	100,000	100,750
PetSmart, Inc. (a)
03/15/23	7.125%	60,000	63,450
Rite Aid Corp. (a)
04/01/23	6.125%	132,000	137,115
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	40,000	41,700
Total			568,755
Supermarkets 0.2%
Cencosud SA (a)
02/12/45	6.625%	200,000	190,952
Technology 1.1%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	208,000	205,920
Audatex North America, Inc. (a)
06/15/21	6.000%	60,000	61,275
11/01/23	6.125%	62,000	60,605
Equinix, Inc.
01/01/22	5.375%	120,000	121,800
First Data Corp.
01/15/21	12.625%	88,000	101,860
MSCI, Inc. (a)
11/15/24	5.250%	70,000	71,379
NCR Corp.
12/15/23	6.375%	31,000	32,666
NXP BV/Funding LLC (a)
06/15/22	4.625%	41,000	40,590
Plantronics, Inc. (a)
05/31/23	5.500%	29,000	29,435
Qualitytech LP/Finance Corp.
08/01/22	5.875%	62,000	62,930
Riverbed Technology, Inc. (a)
03/01/23	8.875%	52,000	48,880
SS&C Technologies Holdings, Inc. (a)
07/15/23	5.875%	21,000	21,735
VeriSign, Inc.
05/01/23	4.625%	104,000	100,620
Zebra Technologies Corp. (a)
10/15/22	7.250%	78,000	85,410
Total			1,045,105

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless 1.7%
Altice SA (a)
05/15/22	7.750%	$97,000	$97,727
Altice US Finance I Corp. (a)
07/15/23	5.375%	33,000	33,165
Altice US Finance II Corp. (a)
07/15/25	7.750%	26,000	25,805
Comcel Trust (a)
02/06/24	6.875%	200,000	212,060
Crown Castle International Corp.
04/15/22	4.875%	152,000	155,982
Numericable-SFR (a)
05/15/19	4.875%	136,000	138,040
Sprint Communications, Inc. (a)
03/01/20	7.000%	208,000	221,520
Sprint Corp.
06/15/24	7.125%	214,000	195,810
T-Mobile USA, Inc.
04/01/23	6.625%	240,000	255,600
01/15/24	6.500%	21,000	22,175
Wind Acquisition Finance SA (a)
07/15/20	4.750%	104,000	106,340
04/23/21	7.375%	40,000	42,400
Total			1,506,624
Wirelines 0.8%
CenturyLink, Inc. (a)
04/01/25	5.625%	166,000	151,682
Frontier Communications Corp.
01/15/23	7.125%	228,000	205,770
Level 3 Communications, Inc.
12/01/22	5.750%	62,000	62,465
Level 3 Financing, Inc.
08/15/22	5.375%	100,000	101,000
Telecom Italia SpA (a)
05/30/24	5.303%	40,000	40,200
Windstream Services LLC
10/15/20	7.750%	29,000	26,553
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	144,000	144,467
05/15/25	6.375%	24,000	23,730
Total			755,867
Total Corporate Bonds & Notes (Cost: $24,683,126)			$24,068,546

Residential Mortgage-Backed Securities - Agency 6.1%

Federal Home Loan Mortgage Corp.
01/01/45	3.500%	1,438,948	1,496,449
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO Series 311 Class S1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/43	5.763%	$4,198,012	$917,227
CMO IO Series 326 Class S2
03/15/44	5.763%	3,650,244	882,515
Federal Home Loan Mortgage Corp. (c)
CMO IO Series 4098 Class AI
05/15/39	3.500%	3,773,975	532,383
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,429,983	425,624
Federal National Mortgage Association (b)(c)
CMO IO Series 2013-101 Class CS
10/25/43	5.710%	1,790,431	440,153
Federal National Mortgage Association (c)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	547,947	75,644
Government National Mortgage Association CMO IO Series 2015-53 Class EI (c)
04/16/45	3.500%	3,893,276	768,684
Total Residential Mortgage-Backed Securities - Agency (Cost: $5,501,414)			$5,538,679

Residential Mortgage-Backed Securities - Non-Agency 5.5%
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	172,514	172,205
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2014-C Class A
02/25/54	3.250%	921,547	882,445
Series 2013-11 Class 3A3
09/25/34	2.462%	226,635	217,658
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class B3
06/25/58	4.500%	248,610	230,550
Citigroup Mortgage Loan Trust, Inc. (c)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	8,552,215	327,603
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	200,000	196,115
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	237,001	235,075
CMO Series 2014-RPL4 Class A2
08/25/62	4.337%	1,000,000	959,500
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (b)
12/25/27	4.091%	250,000	246,920
GCAT (a)(b)
CMO Series 2013-RP1 Class A2
06/25/18	5.000%	826,000	821,473
Series 2013-RP1 Class A1
06/25/18	3.500%	226,338	226,644

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1 (a)(b)
05/28/30	3.625%	$197,839	$197,282
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (a)(b)
08/26/35	3.866%	250,000	243,615
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,997,263)			$4,957,085

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.750%	250,000	239,801
Series 2014-SFR1 Class F
06/17/31	3.500%	250,000	240,260
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.691%	500,000	501,222
Rialto Real Estate Fund LLC Series 2015-LT7 Class B (a)
12/25/32	5.071%	350,000	349,967
Rialto Real Estate Fund LP Series 2014-LT6 Class B (a)
09/15/24	5.486%	625,000	625,374
VFC LLC Series 2015-3 Class B (a)
12/20/31	4.750%	250,000	249,633
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,229,118)			$2,206,257

Asset-Backed Securities - Non-Agency 2.0%
ALM XIV Ltd. Series 2014-14A Class C (a)(b)
07/28/26	3.744%	500,000	482,172
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	442,335	438,133
OZLM VII Ltd. Series 2014-7A Class C (a)(b)
07/17/26	3.889%	250,000	238,657
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/22/25	5.424%	250,000	232,697

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	$383,576	$380,006
Total Asset-Backed Securities - Non-Agency (Cost: $1,782,217)			$1,771,665

U.S. Treasury Obligations 3.6%
U.S. Treasury
08/15/42	2.750%	397,000	383,291
05/15/43	2.875%	361,000	356,600
05/15/44	3.375%	594,000	645,557
08/15/44	3.125%	163,000	169,023
11/15/44	3.000%	163,000	164,987
02/15/26	6.000%	112,000	152,058
02/15/29	5.250%	256,000	340,860
02/15/36	4.500%	57,000	73,793
02/15/38	4.375%	170,000	215,860
02/15/39	3.500%	236,000	263,158
11/15/39	4.375%	284,000	360,503
02/15/41	4.750%	73,000	98,099
02/15/45	2.500%	62,000	56,527
Total U.S. Treasury Obligations (Cost: $3,498,424)			$3,280,316

Foreign Government Obligations(d) 8.5%
ARGENTINA 0.2%
Provincia de Buenos Aires (a)
01/26/21	10.875%	150,000	151,200
BRAZIL 0.6%
Brazilian Government International Bond
01/07/41	5.625%	250,000	232,438
01/07/25	4.250%	300,000	283,050
Total			515,488
COLOMBIA 0.4%
Ecopetrol SA
05/28/45	5.875%	300,000	261,744
01/16/25	4.125%	100,000	91,750
Total			353,494
COSTA RICA 0.2%
Costa Rica Government International Bond (a)
03/12/45	7.158%	200,000	192,500
DOMINICAN REPUBLIC 0.6%
Banco de Reservas de La Republica Dominicana (a)
02/01/23	7.000%	150,000	150,107

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (d) (continued)
DOMINICAN REPUBLIC (CONTINUED)
Dominican Republic International Bond (a)
04/20/27	8.625%	$300,000	$360,000
Total			510,107
EL SALVADOR 0.1%
El Salvador Government International Bond (a)
01/18/27	6.375%	120,000	114,360
GABON 0.2%
Gabonese Republic (a)
12/12/24	6.375%	200,000	187,500
GEORGIA 0.2%
Georgian Railway JSC (a)
07/11/22	7.750%	200,000	209,750
GHANA 0.2%
Republic of Ghana (a)
01/18/26	8.125%	200,000	185,350
HUNGARY 0.4%
Hungary Government International Bond
03/29/41	7.625%	100,000	134,338
MFB Magyar Fejlesztesi Bank Zrt. (a)
10/21/20	6.250%	200,000	223,482
Total			357,820
INDONESIA 1.1%
PT Pertamina Persero (a)
05/27/41	6.500%	500,000	495,000
PT Perusahaan Listrik Negara (a)
11/22/21	5.500%	500,000	529,780
Total			1,024,780
IVORY COAST 0.2%
Ivory Coast Government International Bond (a)
03/03/28	6.375%	200,000	191,950
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC (a)
04/30/43	5.750%	300,000	238,500
07/02/18	9.125%	100,000	113,250
Total			351,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (d) (continued)
MEXICO 0.7%
Petroleos Mexicanos
06/02/41	6.500%	$600,000	$627,120
RUSSIAN FEDERATION 0.8%
Gazprom Neft OAO Via GPN Capital SA (a)
09/19/22	4.375%	200,000	170,000
Gazprom OAO Via Gaz Capital SA (a)
03/07/22	6.510%	200,000	198,032
Russian Foreign Bond - Eurobond (a)
04/04/22	4.500%	400,000	389,000
Total			757,032
SERBIA 0.2%
Republic of Serbia (a)
12/03/18	5.875%	200,000	211,250
TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	250,000	288,125
TURKEY 0.8%
Export Credit Bank of Turkey (a)
09/23/21	5.000%	300,000	301,500
Turkey Government International Bond
03/17/36	6.875%	400,000	460,000
Total			761,500
UNITED KINGDOM 0.3%
Lloyds Banking Group PLC (b)
12/31/49	7.500%	250,000	260,625
VENEZUELA 0.4%
Petroleos de Venezuela SA
04/12/17	5.250%	500,000	241,150
Venezuela Government International Bond
05/07/23	9.000%	250,000	91,250
Total			332,400
ZAMBIA 0.2%
Zambia Government International Bond (a)
04/14/24	8.500%	200,000	190,500
Total Foreign Government Obligations (Cost: $8,050,789)			$7,774,601

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.9%
Banking 0.9%
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	9,075	$250,016
State Street Corp. (b)
12/31/49	5.900%	9,595	249,182
Wells Fargo & Co. (b)
12/31/49	5.850%	9,920	255,440
Total			754,638
Property & Casualty —%
Allstate Corp. (The) (b)
01/15/53	5.100%	855	22,230
Total Preferred Debt (Cost: $805,827)			$776,868

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 13.2%
Barclays Bank PLC (linked to a basket of 37 large cap equity securities) (a)
01/08/16	13.040%	3,100	$2,998,258
Credit Suisse AG (linked to a basket of 46 large cap equity securities) (a)
11/03/15	12.140%	3,100	2,890,037
Deutsche Bank AG (a)
(linked to common stock of Allergan PLC)
09/24/15	14.370%	140	44,486
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.370%	680	31,637
(linked to common stock of SABMiller PLC)
08/26/15	5.000%	740	37,910
Goldman Sachs Group, Inc. (The) (a)
(linked to common stock of Blackstone Group L.P. (The))
09/08/15	5.350%	580	22,885
09/08/15	5.350%	450	17,753
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.000%	3,140	147,604
JPMorgan Chase & Co. (a)
(linked to common stock of Gilead Sciences, Inc.)
09/22/15	5.000%	590	69,768
(linked to common stock of KKR & Co., LP)
09/22/15	6.650%	1,740	41,882
Morgan Stanley (linked to a basket of 38 large cap equity securities) (a)
12/07/15	12.250%	3,100	2,879,683
UBS AG (linked to a basket of 44 large cap equity securities) (a)
10/06/15	12.030%	3,100	2,862,230
Total Equity-Linked Notes (Cost: $12,831,639)			$12,044,133

Issuer	Shares	Value

Limited Partnerships 3.4%
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Buckeye Partners LP	1,210	$90,714
Cheniere Energy Partners LP	3,025	90,811
DCP Midstream Partners LP	5,356	167,107
Energy Transfer Partners LP	6,510	333,312
Enterprise Products Partners LP	11,240	318,429
MPLX LP	2,389	133,043
MarkWest Energy Partners LP	3,350	219,224
PBF Logistics LP	10,125	231,863
Phillips 66 Partners LP	1,605	100,008
Plains All American Pipeline LP	8,010	334,417
Sunoco Logistics Partners LP	2,680	100,286
Targa Resources Partners LP	2,255	84,427
Tesoro Logistics LP	3,405	178,558
Valero Energy Partners LP	1,785	83,841
Western Gas Partners LP	3,050	179,889
Williams Partners LP	5,843	269,538
Total		2,915,467
TOTAL ENERGY		2,915,467

Issuer	Shares	Value

Limited Partnerships (continued)
UTILITIES 0.2%
Gas Utilities 0.2%
AmeriGas Partners LP	3,800	$174,458
TOTAL UTILITIES		174,458
Total Limited Partnerships (Cost: $3,375,059)		$3,089,925
	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.124% (e)(f)	2,277,886	2,277,886
Total Money Market Funds (Cost: $2,277,886)		$2,277,886
Total Investments
(Cost: $92,771,097) (g)		$90,034,773(h)
Other Assets & Liabilities, Net		1,016,843
Net Assets		$91,051,616

At July 31, 2015, cash totaling $76,950 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	29	USD	3,695,688	09/2015	44,580	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(28)	USD	(3,568,250)	09/2015	—	(32,866)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $35,411,024 or 38.89% of net assets.

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,177,778	20,989,006	(22,888,898)	2,277,886	843	2,277,886

(g)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $92,771,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$447,000
Unrealized Depreciation	(3,183,000)
Net Unrealized Depreciation	$(2,736,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	282,702	71,184	—	353,886
Consumer Staples	1,047,441	314,063	—	1,361,504
Energy	1,171,895	139,512	—	1,311,407
Financials	2,421,177	57,476	—	2,478,653
Health Care	951,447	32,856	—	984,303
Industrials	228,873	71,311	—	300,184
Information Technology	759,328	—	—	759,328
Materials	103,131	44,414	—	147,545
Telecommunication Services	494,697	63,183	—	557,880
Utilities	413,147	—	—	413,147
Total Common Stocks	7,873,838	793,999	—	8,667,837
Exchange-Traded Funds	13,580,975	—	—	13,580,975
Corporate Bonds & Notes	—	24,068,546	—	24,068,546
Residential Mortgage-Backed Securities - Agency	—	5,538,679	—	5,538,679
Residential Mortgage-Backed Securities - Non-Agency	—	4,957,085	—	4,957,085
Commercial Mortgage-Backed Securities - Non-Agency	—	2,206,257	—	2,206,257
Asset-Backed Securities - Non-Agency	—	1,333,532	438,133	1,771,665
U.S. Treasury Obligations	3,280,316	—	—	3,280,316
Foreign Government Obligations	—	7,774,601	—	7,774,601
Preferred Debt	776,868	—	—	776,868
Equity-Linked Notes	—	12,044,133	—	12,044,133
Limited Partnerships
Energy	2,915,467	—	—	2,915,467
Utilities	174,458	—	—	174,458
Total Limited Partnerships	3,089,925	—	—	3,089,925
Money Market Funds	2,277,886	—	—	2,277,886
Total Investments	30,879,808	58,716,832	438,133	90,034,773
Derivatives
Assets
Futures Contracts	44,580	—	—	44,580
Liabilities
Futures Contracts	(32,866)	—	—	(32,866)
Total	30,891,522	58,716,832	438,133	90,046,487

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Small Cap Value Fund I

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 11.4%
Auto Components 2.5%
Cooper Tire & Rubber Co.	212,610	$7,001,247
Dana Holding Corp.	417,308	7,745,236
Fuel Systems Solutions, Inc. (a)	337,680	2,100,370
Gentherm, Inc. (a)	105,666	5,318,170
Total		22,165,023
Automobiles 0.4%
Winnebago Industries, Inc.	156,663	3,498,285
Distributors 0.2%
VOXX International Corp. (a)	277,532	2,220,256
Diversified Consumer Services 0.9%
K12, Inc. (a)	139,324	1,837,683
Steiner Leisure Ltd. (a)	87,681	5,059,194
Universal Technical Institute, Inc.	268,990	1,713,466
Total		8,610,343
Hotels, Restaurants & Leisure 0.2%
Ignite Restaurant Group, Inc. (a)	430,560	2,023,632
Household Durables 1.8%
Cavco Industries, Inc. (a)	45,267	3,308,112
Ethan Allen Interiors, Inc.	182,460	5,508,468
Hooker Furniture Corp.	152,700	3,809,865
UCP, Inc., Class A (a)(b)	439,020	3,301,430
Total		15,927,875
Internet & Catalog Retail 0.3%
Lands’ End, Inc. (a)	129,451	3,052,454
Leisure Products 1.0%
Johnson Outdoors, Inc., Class A	54,007	1,139,548
Malibu Boats, Inc., Class A (a)	178,545	3,447,704
Smith & Wesson Holding Corp. (a)	261,170	4,236,177
Total		8,823,429
Media 0.5%
AMC Entertainment Holdings, Inc., Class A	128,171	4,133,515
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	277,902	2,606,721
Specialty Retail 1.5%
Aaron’s, Inc.	165,694	6,127,364

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Citi Trends, Inc. (a)	157,407	$3,747,861
Haverty Furniture Companies, Inc.	149,877	3,324,272
Total		13,199,497
Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp. (a)	84,899	6,187,439
G-III Apparel Group Ltd. (a)	49,860	3,601,388
Steven Madden Ltd. (a)	157,700	6,572,936
Total		16,361,763
TOTAL CONSUMER DISCRETIONARY		102,622,793
CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	104,142	3,884,496
Food Products 1.9%
Fresh Del Monte Produce, Inc.	203,910	8,058,523
John B. Sanfilippo & Son, Inc.	79,544	4,135,493
Sanderson Farms, Inc.	72,025	5,186,520
Total		17,380,536
Personal Products 0.6%
Inter Parfums, Inc.	169,892	5,163,018
TOTAL CONSUMER STAPLES		26,428,050
ENERGY 6.5%
Energy Equipment & Services 0.9%
Dawson Geophysical Co. (a)	440,939	1,821,078
Geospace Technologies Corp. (a)	133,410	2,326,671
Gulf Island Fabrication, Inc.	159,491	1,819,792
Natural Gas Services Group, Inc. (a)	128,603	2,587,492
Total		8,555,033
Oil, Gas & Consumable Fuels 5.6%
Bill Barrett Corp. (a)	390,170	2,216,166
Callon Petroleum Co. (a)	511,893	3,347,780
Clayton Williams Energy, Inc. (a)	118,729	4,782,404
Contango Oil & Gas Co. (a)	195,439	1,794,130
Goodrich Petroleum Corp. (a)	1,233,960	1,105,875
Halcon Resources Corp. (a)	1,434,750	1,578,225
Jones Energy, Inc., Class A (a)	268,901	1,893,063
Matador Resources Co. (a)	196,110	4,320,303
Parsley Energy, Inc., Class A (a)	214,200	3,097,332
Penn Virginia Corp. (a)	1,277,050	1,711,247
SM Energy Co.	129,640	4,805,755

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp. (a)	329,761	$1,909,316
Synergy Resources Corp. (a)	462,858	4,503,608
W&T Offshore, Inc.	770,589	2,905,121
World Fuel Services Corp.	143,196	5,820,918
WPX Energy, Inc. (a)	504,040	4,385,148
Total		50,176,391
TOTAL ENERGY		58,731,424
FINANCIALS 41.9%
Banks 18.1%
Ameris Bancorp	158,217	4,273,441
BancFirst Corp.	99,775	6,346,688
BankUnited, Inc.	224,276	8,190,559
Banner Corp.	144,771	6,899,786
Bridge Bancorp, Inc.	70,600	1,825,716
Bryn Mawr Bank Corp.	107,253	3,093,177
Capital City Bank Group, Inc.	278,747	4,303,854
Cascade Bancorp (a)	915,911	4,726,101
Centerstate Banks, Inc.	290,228	4,045,778
Chemical Financial Corp.	111,712	3,680,910
Columbia Banking System, Inc.	232,953	7,638,529
Community Trust Bancorp, Inc.	153,357	5,369,029
FCB Financial Holdings, Inc., Class A (a)	243,673	8,462,763
First Citizens BancShares Inc., Class A	31,731	8,133,925
First Financial Corp.	138,266	4,587,666
First NBC Bank Holding Co. (a)	73,253	2,798,265
First Niagara Financial Group, Inc.	1,007,630	9,784,087
First of Long Island Corp. (The)	69,230	1,885,825
FirstMerit Corp.	290,200	5,438,348
Heritage Financial Corp.	93,953	1,662,968
Investors Bancorp, Inc.	676,119	8,235,129
Merchants Bancshares, Inc.	169,212	5,347,099
National Bank Holdings Corp., Class A	317,090	6,861,828
Northrim BanCorp, Inc.	242,953	6,144,281
Sterling Bancorp	543,798	8,097,152
Synovus Financial Corp.	231,249	7,288,968
Towne Bank	276,620	4,882,343
Union Bankshares Corp.	182,704	4,509,135
Wintrust Financial Corp.	153,465	8,274,833
Total		162,788,183
Capital Markets 0.4%
INTL FCStone, Inc. (a)	121,975	3,556,791

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.9%
Cash America International, Inc.	152,528	$4,229,602
Enova International, Inc. (a)	224,913	4,066,427
Total		8,296,029
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	242,053	2,984,514
Insurance 8.1%
Argo Group International Holdings Ltd.	125,151	7,056,013
Baldwin & Lyons, Inc., Class B	176,561	4,117,403
EMC Insurance Group, Inc.	182,662	4,405,807
Employers Holdings, Inc.	182,254	4,374,096
FBL Financial Group, Inc., Class A	95,456	5,441,947
Hanover Insurance Group, Inc. (The)	87,470	7,071,949
Heritage Insurance Holdings, Inc. (a)	166,440	4,114,397
Horace Mann Educators Corp.	159,878	5,634,101
National Western Life Insurance Co., Class A	22,349	5,385,885
Navigators Group, Inc. (The) (a)	72,995	5,706,749
Safety Insurance Group, Inc.	76,431	4,432,234
Symetra Financial Corp.	333,127	8,341,500
United Fire Group, Inc.	183,975	6,358,176
Total		72,440,257
Real Estate Investment Trusts (REITs) 8.4%
Altisource Residential Corp.	574,988	9,464,302
Brandywine Realty Trust	344,330	4,741,424
Chesapeake Lodging Trust	308,935	9,907,545
Cousins Properties, Inc.	799,244	8,296,153
EastGroup Properties, Inc.	117,198	7,055,320
Getty Realty Corp.	290,013	4,820,016
LaSalle Hotel Properties	113,050	3,761,173
National Health Investors, Inc.	42,640	2,782,260
Potlatch Corp.	128,405	4,495,459
Rexford Industrial Realty, Inc.	370,475	5,397,821
Sunstone Hotel Investors, Inc.	618,914	8,708,120
Terreno Realty Corp.	284,113	5,957,850
Total		75,387,443
Thrifts & Mortgage Finance 5.7%
Astoria Financial Corp.	471,690	7,131,953
Bank Mutual Corp.	584,412	4,248,675
BankFinancial Corp.	225,450	2,725,691
Brookline Bancorp, Inc.	563,893	6,355,074
HomeStreet, Inc. (a)	238,599	5,394,723
Radian Group, Inc.	456,490	8,426,805
Washington Federal, Inc.	382,073	8,894,660

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
Westfield Financial, Inc.	428,042	$3,171,791
WSFS Financial Corp.	162,552	4,666,868
Total		51,016,240
TOTAL FINANCIALS		376,469,457
HEALTH CARE 4.1%
Biotechnology 0.6%
ARIAD Pharmaceuticals, Inc. (a)	326,880	2,667,341
Dynavax Technologies Corp. (a)	96,345	2,833,506
Total		5,500,847
Health Care Equipment & Supplies 0.4%
Masimo Corp. (a)	88,587	3,692,306
Health Care Providers & Services 1.8%
Chemed Corp.	33,965	5,042,444
Ensign Group, Inc. (The)	56,615	2,894,159
Molina Healthcare, Inc. (a)	35,560	2,682,291
Owens & Minor, Inc.	164,460	5,782,413
Total		16,401,307
Health Care Technology 0.3%
Quality Systems, Inc.	161,950	2,064,863
Pharmaceuticals 1.0%
Flex Pharma, Inc. (a)	170,024	2,650,674
Impax Laboratories, Inc. (a)	65,014	3,150,578
Supernus Pharmaceuticals, Inc. (a)	138,936	2,946,833
Total		8,748,085
TOTAL HEALTH CARE		36,407,408
INDUSTRIALS 10.7%
Aerospace & Defense 0.3%
KEYW Holding Corp. (The) (a)	313,647	2,549,950
Building Products 1.5%
Simpson Manufacturing Co., Inc.	177,490	6,357,692
Universal Forest Products, Inc.	115,444	7,330,694
Total		13,688,386
Commercial Services & Supplies 0.9%
Unifirst Corp.	72,835	8,071,575
Electrical Equipment 0.9%
EnerSys	64,587	4,033,458

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
General Cable Corp.	254,384	$4,151,547
Total		8,185,005
Machinery 5.5%
Albany International Corp., Class A	124,501	4,633,927
Altra Industrial Motion Corp.	165,276	4,198,011
Dynamic Materials Corp.	350,617	3,954,960
EnPro Industries, Inc.	61,726	3,128,274
FreightCar America, Inc.	99,915	1,924,363
Gorman-Rupp Co.	100,465	2,575,923
Hardinge, Inc.	144,120	1,225,020
Kadant, Inc.	64,231	2,928,291
LB Foster Co., Class A	133,218	3,909,948
Lydall, Inc. (a)	105,623	3,138,059
Mueller Industries, Inc.	218,182	7,062,551
Standex International Corp.	70,774	5,296,726
Twin Disc, Inc.	76,546	1,232,391
Wabash National Corp. (a)	323,880	4,450,111
Total		49,658,555
Professional Services 0.5%
TrueBlue, Inc. (a)	170,150	4,383,064
Road & Rail 0.8%
Werner Enterprises, Inc.	239,359	6,759,498
Trading Companies & Distributors 0.3%
Houston Wire & Cable Co.	264,801	2,446,761
TOTAL INDUSTRIALS		95,742,794
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 2.4%
Alliance Fiber Optic Products, Inc.	206,763	4,149,733
Comtech Telecommunications Corp.	133,656	3,850,629
Digi International, Inc. (a)	266,621	2,698,205
Plantronics, Inc.	104,400	6,063,552
Polycom, Inc. (a)	425,540	4,842,645
Total		21,604,764
Electronic Equipment, Instruments & Components 2.5%
AVX Corp.	261,530	3,522,809
GSI Group, Inc. (a)	215,764	3,057,376
Knowles Corp. (a)	356,707	6,795,268
MTS Systems Corp.	54,787	3,539,788

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (a)	80,160	$5,625,629
Total		22,540,870
Internet Software & Services 1.4%
j2 Global, Inc.	82,215	5,787,936
RetailMeNot, Inc. (a)	230,580	3,493,287
WebMD Health Corp. (a)	68,858	3,000,832
Total		12,282,055

IT Services 1.9%
Higher One Holdings, Inc. (a)	734,440	1,703,901
Lionbridge Technologies, Inc. (a)	600,203	3,529,194
Mantech International Corp., Class A	207,020	6,171,266
TeleTech Holdings, Inc.	198,877	5,395,533
Total		16,799,894
Semiconductors & Semiconductor Equipment 1.5%
Entegris, Inc. (a)	407,722	6,040,402
IXYS Corp.	369,448	3,864,426
M/A-COM Technology Solutions Holdings, Inc. (a)	122,292	4,122,463
Total		14,027,291
Software 2.2%
ePlus, Inc. (a)	48,364	3,719,675
Mentor Graphics Corp.	351,140	9,161,243
Netscout Systems, Inc. (a)	100,223	3,996,893
Silver Spring Networks, Inc. (a)	267,663	2,997,826
Total		19,875,637
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd. (a)	107,080	3,290,568
TOTAL INFORMATION TECHNOLOGY		110,421,079
MATERIALS 4.3%
Chemicals 2.8%
Flotek Industries, Inc. (a)	255,822	4,379,673
Intrepid Potash, Inc. (a)	401,771	3,431,124
LSB Industries, Inc. (a)	87,471	3,228,555
Olin Corp.	212,594	4,887,536
OM Group, Inc.	123,866	4,196,580
Tronox Ltd., Class A	437,386	4,802,498
Total		24,925,966
Containers & Packaging 0.3%
Greif, Inc., Class A	77,962	2,416,042

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.2%
Commercial Metals Co.	456,750	$7,038,517
Olympic Steel, Inc.	170,108	2,061,709
Universal Stainless & Alloy Products, Inc. (a)	132,460	1,789,535
Total		10,889,761
TOTAL MATERIALS		38,231,769
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	267,913	1,937,011
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	149,073	5,125,130
TOTAL TELECOMMUNICATION SERVICES		7,062,141
UTILITIES 3.7%
Electric Utilities 2.3%
IDACORP, Inc.	164,674	10,227,902
MGE Energy, Inc.	73,122	2,901,481
Portland General Electric Co.	209,829	7,555,942
Total		20,685,325
Gas Utilities 1.1%
Southwest Gas Corp.	175,375	9,880,628
Multi-Utilities 0.3%
Vectren Corp.	72,476	3,051,240
TOTAL UTILITIES		33,617,193
Total Common Stocks (Cost: $674,972,323)		$885,734,108

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.124% (b)(c)	7,651,893	$7,651,893
Total Money Market Funds (Cost: $7,651,893)		$7,651,893

Total Investments
(Cost: $682,624,216) (d)	$893,386,001(e)
Other Assets & Liabilities, Net	4,047,824
Net Assets	$897,433,825

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,684,652	99,231,619	(126,264,378)	—	7,651,893	3,468	7,651,893
UCP, Inc., Class A*	2,879,745	1,682,281	(2,589)	(600)	4,558,837	—	3,301,430
Total	37,564,397	100,913,900	(126,266,967)	(600)	12,210,730	3,468	10,953,323

* Issuer was not an affiliate for the entire period ended July 31, 2015.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $682,624,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$259,588,000
Unrealized Depreciation	(48,826,000)
Net Unrealized Appreciation	$210,762,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	102,622,793	—	—	102,622,793
Consumer Staples	26,428,050	—	—	26,428,050
Energy	58,731,424	—	—	58,731,424
Financials	376,469,457	—	—	376,469,457
Health Care	36,407,408	—	—	36,407,408
Industrials	95,742,794	—	—	95,742,794
Information Technology	110,421,079	—	—	110,421,079
Materials	38,231,769	—	—	38,231,769
Telecommunication Services	7,062,141	—	—	7,062,141
Utilities	33,617,193	—	—	33,617,193
Total Common Stocks	885,734,108	—	—	885,734,108
Money Market Funds	7,651,893	—	—	7,651,893
Total Investments	893,386,001	—	—	893,386,001

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.5%

U.S. Treasury
08/15/16	0.625%	$4,510,000	$4,520,570
08/31/16	0.500%	2,130,000	2,132,663
09/15/16	0.875%	12,000,000	12,061,872
09/30/16	1.000%	5,070,000	5,104,065
10/31/16	0.375%	5,610,000	5,605,617
11/15/16	0.625%	2,540,000	2,545,954
11/15/16	7.500%	8,395,000	9,152,514
11/30/16	0.500%	3,440,000	3,441,345
12/15/16	0.625%	3,250,000	3,255,587
12/31/16	0.625%	2,645,000	2,650,578
01/31/17	0.500%	1,335,000	1,334,688
02/15/17	0.625%	7,310,000	7,319,138
02/28/17	0.500%	2,520,000	2,518,031
04/30/17	0.500%	4,095,000	4,087,322
04/30/17	3.125%	1,240,000	1,294,057
06/15/17	0.875%	10,245,000	10,288,221
06/30/17	0.625%	235,000	234,853
08/15/17	0.875%	2,145,000	2,152,038
08/31/17	1.875%	7,170,000	7,341,965
10/15/17	0.875%	1,940,000	1,944,244
10/31/17	1.875%	7,035,000	7,209,229
12/15/17	1.000%	3,225,000	3,239,864
12/31/17	0.750%	9,750,000	9,735,531
02/15/18	1.000%	3,410,000	3,421,722
02/15/18	3.500%	13,400,000	14,287,750
02/28/18	0.750%	2,540,000	2,532,063
04/15/18	0.750%	3,405,000	3,390,103
04/30/18	0.625%	5,285,000	5,242,884
05/15/18	1.000%	2,810,000	2,815,269
05/15/18	3.875%	4,545,000	4,913,218
06/15/18	1.125%	895,000	899,196
06/30/18	2.375%	5,755,000	5,985,649
07/15/18	0.875%	560,000	558,163
08/31/18	1.500%	5,785,000	5,865,446
11/30/18	1.250%	2,810,000	2,820,318
12/31/18	1.500%	1,840,000	1,860,700
03/31/19	1.500%	1,905,000	1,923,753
04/30/19	1.250%	1,270,000	1,270,396
04/30/19	1.625%	3,570,000	3,617,413
05/31/19	1.500%	2,080,000	2,096,250
07/31/19	1.625%	15,000,000	15,164,062
08/31/19	1.625%	1,865,000	1,885,981
09/30/19	1.750%	1,825,000	1,852,090
10/31/19	1.500%	2,550,000	2,560,758
11/15/19	3.375%	7,640,000	8,264,929
11/30/19	1.500%	2,210,000	2,219,496
12/31/19	1.625%	2,180,000	2,197,542
01/31/20	1.250%	4,380,000	4,340,308
02/29/20	1.375%	1,855,000	1,847,174
03/31/20	1.375%	2,090,000	2,078,897
04/30/20	1.375%	4,320,000	4,291,650
06/30/20	1.625%	1,940,000	1,947,578
08/15/20	2.625%	5,305,000	5,568,176
08/31/20	2.125%	4,625,000	4,743,155
09/30/20	2.000%	3,365,000	3,428,356
10/31/20	1.750%	2,755,000	2,769,635
11/30/20	2.000%	5,875,000	5,975,980
02/28/21	2.000%	2,750,000	2,790,607

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

03/31/21	2.250%	$5,240,000	$5,384,509
05/15/21	3.125%	3,100,000	3,332,500
06/30/21	2.125%	1,375,000	1,401,210
07/31/21	2.250%	3,000,000	3,076,407
08/31/21	2.000%	2,305,000	2,329,491
09/30/21	2.125%	3,220,000	3,276,099
11/30/21	1.875%	1,655,000	1,657,327
12/31/21	2.125%	4,130,000	4,194,531
01/31/22	1.500%	3,005,000	2,933,162
02/15/22	2.000%	3,300,000	3,323,978
02/28/22	1.750%	1,875,000	1,857,129
03/31/22	1.750%	1,630,000	1,614,337
04/30/22	1.750%	1,685,000	1,667,360
05/31/22	1.875%	1,680,000	1,675,276
06/30/22	2.125%	1,640,000	1,660,244
08/15/22	1.625%	1,140,000	1,114,885
02/15/23	2.000%	3,925,000	3,920,400
05/15/23	1.750%	3,250,000	3,177,889
08/15/23	2.500%	5,150,000	5,312,951
11/15/23	2.750%	2,790,000	2,930,808
02/15/24	2.750%	2,530,000	2,653,338
05/15/24	2.500%	3,735,000	3,838,586
08/15/24	2.375%	2,695,000	2,738,794
11/15/24	2.250%	4,290,000	4,311,115
02/15/25	2.000%	3,410,000	3,351,123
05/15/25	2.125%	3,875,000	3,848,359
02/15/26	6.000%	965,000	1,310,138
11/15/26	6.500%	100,000	142,500
11/15/28	5.250%	2,065,000	2,742,417
02/15/29	5.250%	400,000	532,594
05/15/30	6.250%	130,000	191,466
02/15/31	5.375%	520,000	714,878
02/15/39	3.500%	4,935,000	5,502,910
11/15/39	4.375%	2,670,000	3,389,231
02/15/40	4.625%	515,000	677,346
05/15/40	4.375%	1,155,000	1,467,752
11/15/40	4.250%	4,900,000	6,122,702
02/15/41	4.750%	1,160,000	1,558,840
05/15/42	3.000%	200,000	203,000
02/15/43	3.125%	290,000	300,649
05/15/43	2.875%	3,485,000	3,442,527
08/15/43	3.625%	1,370,000	1,559,660
11/15/43	3.750%	3,225,000	3,754,858
02/15/44	3.625%	2,900,000	3,299,655
05/15/44	3.375%	3,450,000	3,749,450
08/15/44	3.125%	3,650,000	3,784,878
11/15/44	3.000%	2,445,000	2,474,800
02/15/45	2.500%	2,445,000	2,229,153
05/15/45	3.000%	2,445,000	2,479,000
Total U.S. Treasury Obligations (Cost: $368,938,510)			$374,808,825

	Shares	Value

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.124% (a)(b)	538,959	$538,959
Total Money Market Funds (Cost: $538,959)		$538,959

Total Investments
(Cost: $369,477,469) (c)	$375,347,784(d)
Other Assets & Liabilities, Net	1,347,442
Net Assets	$376,695,226

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,032,087	7,912,442	(8,405,570)	538,959	139	538,959

(c)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $369,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,550,000
Unrealized Depreciation	(679,000)
Net Unrealized Appreciation	$5,871,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Treasury Obligations	374,808,825	—	—	374,808,825
Money Market Funds	538,959	—	—	538,959
Total Investments	375,347,784	—	—	375,347,784

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015